As filed with the Securities and Exchange Commission on April 10, 2002


                                                  Registration Nos.  333-26341
                                                                     811-08205


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   F O R M N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                     Post-Effective Amendment No. 7                    X
                                                                       -


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                     Amendment No. 9                                   X
                                                                       -


                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                           (Exact Name of Registrant)

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                               (Name of Depositor)

              95 Wall Street, 22nd Floor, New York, New York 10005 (Address of Depositor's Principal Executive Offices)

                                 (212) 858-8200
               (Depositor's Telephone Number, including Area Code)

                        William H. Drinkwater, President
                     First Investors Life Insurance Company
                           95 Wall Street, 22nd Floor
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                         Freedman, Levy, Kroll & Simonds
                             1050 Connecticut Avenue
                           Washington, D.C. 20036-5366
                            Attn: Gary O. Cohen, Esq.

            Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check the appropriate box):


|_|   Immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   On April 23, 2002 pursuant to paragraph (b) of Rule 485


|_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485


|_|   On (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund D under deferred variable annuity contracts.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                              CROSS-REFERENCE SHEET

N-4 ITEM NO.                                                     LOCATION
------------                                                     --------

PART A:  PROSPECTUS
1.   Cover Page..................................................  Cover Page

2.   Definitions.................................................  Glossary of Special Terms

3.   Synopsis....................................................  Fee Tables

4.   Condensed Financial Information.............................  Condensed Financial Information

5.   General Description of Registrant, Depositor, and
     Portfolio Companies.........................................  Overview, How the Contracts Work,
                                                                   Who We Are; The Contracts in
                                                                   Detail, Allocation of Net Purchase
                                                                   Payments to Subaccount(s)

6.   Deductions..................................................  Fee Tables; The Contracts in Detail,
                                                                   Sales Charge, Mortality and
                                                                   Expense Risk Charges, Other
                                                                   Charges

7.   General Description of Variable Annuity
     Contracts...................................................  Overview; The Contracts in Detail;
                                                                   Tax Information,; Other Information

8.   Annuity Period..............................................  Overview; The Contracts in Detail,
                                                                   The Annuity Period

9.   Death Benefit...............................................  Overview; The Contracts in Detail,
                                                                   The Accumulation Period, The
                                                                   Annuity Period

10.  Purchases and Contract Value................................  The Contracts in Detail

11.  Redemptions.................................................  The Contracts in Detail

12.  Taxes.......................................................  Tax Information

13.   Legal Proceedings..........................................  Not Applicable

14.   Table of Contents of the Statement of
      Additional Information.....................................  Table of Contents of the Statement
                                                                   of Additional Information

PART B:  STATEMENT OF ADDITIONAL INFORMATION

15.   Cover Page.................................................  Cover Page

16.   Table of Contents..........................................  Table of Contents

17.   General Information and History............................  General Description; Other
                                                                   Information

18.   Services...................................................  Services


19.   Purchase of Securities Being Offered.......................  Not Applicable

20.   Underwriters...............................................  Services

21.   Calculation of Performance Data............................  Performance Information

22.   Annuity Payments...........................................  Annuity Payments

23.   Financial Statements.......................................  Relevance of Financial Statements;
                                                                   Financial Statements

PART C:  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C hereof.

--------------------------------------------------------------------------------
TAX TAMER I AND TAX TAMER II
FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
(SEPARATE ACCOUNT C)
FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
(SEPARATE ACCOUNT D)

--------------------------------------------------------------------------------
INDIVIDUAL VARIABLE ANNUITY CONTRACTS
OFFERED BY
FIRST INVESTORS LIFE INSURANCE COMPANY

95 Wall Street, New York, New York  10005/(212) 858-8200

This prospectus describes individual variable annuity contracts (the "Contracts") offered by First Investors Life Insurance Company ("First Investors Life", "we", "us" or "our") which provide you with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter to annuitize your accumulated cash value if you so elect. If you elect to annuitize, the Contracts offer several options under which you can receive annuity payments for life.

Whether you invest in a Separate Account C or Separate Account D Contract, you allocate your purchase payments (less certain charges) to one or more "Subaccounts" of the Separate Account. Each of these Subaccounts invests in a corresponding "Fund" of First Investors Life Series Fund. The amount you accumulate depends upon the performance of the Subaccounts in which you invest. You bear all of the investment risk, which means that you could lose money.

The Contracts differ in that they have (a) different sales charge structures (b) different death benefits and (c) different expenses. The Contracts also have different minimum investments. The Separate Account C Contract may be purchased with as little as $2,000. The Separate Account D Contract requires a minimum initial investment of $25,000.

THE INTERNAL REVENUE SERVICE MAY ASSESS A PENALTY ON EARLY WITHDRAWAL. THE CONTRACTS PROVIDE YOU WITH A 10-DAY REVOCATION RIGHT.

Please read this Prospectus and keep it for future reference. It contains important information that you should know before buying a Contract. We filed a Statement of Additional Information ("SAI"), dated April 23, 2002, with the Securities and Exchange Commission. We incorporate the SAI by reference into this Prospectus. See the SAI Table of Contents at the end of this prospectus. You can get a free SAI by contacting us at the address or telephone number shown above.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus is valid only if attached to the current prospectus for First Investors Life Series Fund ("Life Series Fund").

THE DATE OF THIS PROSPECTUS IS APRIL 23, 2002

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS.................................................iii

FEE TABLES..................................................................1

CONDENSED FINANCIAL INFORMATION.............................................5

OVERVIEW...................................................................11

   How the Contracts Work..................................................11

   Who We Are..............................................................12

   Risk and Reward Considerations..........................................13

THE CONTRACTS IN DETAIL....................................................15

   Purchase Payments.......................................................15

   Allocation of Net Purchase Payments to Subaccount(s)....................16

   Sales Charge............................................................17

   Mortality and Expense Risk Charges......................................19

   Other Charges...........................................................20

   The Accumulation Period.................................................20

   The Annuity Period......................................................24

   Ten-Day Revocation Right................................................27

TAX INFORMATION............................................................28

   Purchase Payments.......................................................28

   Increases In Accumulated Value..........................................28

   Annuity Payments........................................................28

   Surrenders..............................................................29

   Death Benefits..........................................................29

   Tax Withholding and Reporting...........................................29

   Other Tax Issues........................................................30

PERFORMANCE INFORMATION....................................................31

OTHER INFORMATION..........................................................32

   Voting Rights...........................................................32

   Reservation of Rights...................................................33

   Distribution of Contracts...............................................33

   Financial Statements....................................................33

TABLE OF CONTENTS OF THE STATEMENTS OF ADDITIONAL INFORMATION..............34

APPENDIX A.................................................................34

--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

ACCUMULATED VALUE - The value of all the Accumulation Units credited to the Contract.

ACCUMULATION PERIOD - The period between the date of issue of a Contract and the Annuity Commencement Date.

ACCUMULATION UNIT - A unit that measures the value of a Contractowner's interest in a Subaccount of Separate Account C or Separate Account D before the Annuity Commencement Date.

ADDITIONAL PAYMENT - Any payment made to First Investors Life after issuance of a Contract.

ANNUITANT - The person who is designated to receive annuity payments or who is actually receiving annuity payments.

ANNUITY COMMENCEMENT DATE - The date on which we begin making annuity payments.

ANNUITY UNIT - A unit that determines the amount of each annuity payment after the first annuity payment.

BENEFICIARY - The person who is designated to receive any benefits under a Contract upon the death of the annuitant or the Contractowner.

CONTRACT - An individual variable annuity contract offered by this prospectus.

CONTRACTOWNER - The person or entity with legal rights of ownership of the Contract.

FIXED ANNUITY - An annuity with annuity payments that remain fixed as to dollar amount throughout the payment period.

GENERAL ACCOUNT - All assets of First Investors Life other than those allocated to Separate Account C, Separate Account D and other segregated investment accounts of First Investors Life.

JOINT ANNUITANT - The designated second person under a joint and survivor life annuity.

NET ACCUMULATED VALUE - The accumulated value less any applicable premium taxes not previously deducted.

PURCHASE PAYMENT - A payment made to First Investors Life to purchase a
Contract.

SEPARATE ACCOUNT C - The segregated investment account entitled "First Investors Life Variable Annuity Fund C," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

SEPARATE ACCOUNT D - The segregated investment account entitled "First Investors Life Variable Annuity Fund D," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the 1940 Act.

SUBACCOUNT - A segregated investment subaccount under Separate Account C or Separate Account D that corresponds to a Fund of the Life Series Fund. The assets of a Subaccount are invested in shares of the corresponding Fund of the Life Series Fund.

VALUATION DATE - Any date on which the New York Stock Exchange ("NYSE") is open for regular trading. Each Valuation Date ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE currently observes the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION PERIOD - The period beginning at the end of any valuation date and extending to the end of the next valuation date.

VARIABLE ANNUITY - An annuity with annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the payment period.

WE (AND OUR) - First Investors Life.

YOU (AND YOUR) - An actual or prospective Contractowner who is reading the prospectus

--------------------------------------------------------------------------------
FEE TABLES
--------------------------------------------------------------------------------

The two tables below are provided to help you understand the various charges and expenses you will directly or indirectly bear in purchasing a Contract. Each Separate Account has thirteen Subaccounts. Each Subaccount invests in a corresponding "Fund" of the Life Series Fund with the same name. The table below shows the Separate Account expenses. These expenses depend upon whether you invest in a Contract funded through Separate Account C ("Separate Account C Contract") or a Contract funded through Separate Account D ("Separate Account D Contract"). The table on the next page shows the fees and expenses of each series ("Fund" and collectively "Funds") of the Life Series Fund in which the Separate Accounts invest. The Fund fees and expenses are the same whether you invest in a Separate Account C or Separate Account D Contract.


SEPARATE ACCOUNT EXPENSES
Separate Account C Contract
--------------------------------------------------------------------------------
   Transaction Expenses
   --------------------

   Maximum Sales Charge Imposed on Purchases
   (as a percentage of purchase payment)                        7.00%
   Maximum Contingent Deferred Sales Charge                     None
   Annual Contract Maintenance Charge                           None
   Annual Expenses
   ---------------
   (as a percentage of average account value)
   ------------------------------------------
   Mortality and Expense Risk Charges                           1.00%
   Other Charges                                                0.00%+
                                                                ------
   Total Separate Account Annual Expenses                       1.00%
--------------------------------------------------------------------------------

Separate Account D Contract
--------------------------------------------------------------------------------
   Transaction Expenses
   --------------------
   Maximum Sales Charge Imposed on Purchases
   (as a percentage of purchase payments)                       None
   Maximum Contingent Deferred Sales Charge                     7.00%*
   Annual Contract Maintenance Charge                         $30.00**
   Annual Expenses
   ---------------
   (as a percentage of average account value)
   ------------------------------------------
   Mortality and Expense Risk Charges                           1.25%
   Administrative Charge                                        0.15%
                                                               ------
   Total Separate Account Annual Expenses                       1.40%
--------------------------------------------------------------------------------

* THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") IS A PERCENTAGE OF THE VALUE OF THE ACCUMULATION UNITS SURRENDERED (NOT TO EXCEED THE AGGREGATE AMOUNT OF THE PURCHASE PAYMENTS MADE FOR THE UNITS). THE CHARGE DECREASES ONE PERCENTAGE POINT EACH YEAR SO THAT THERE IS NO CHARGE AFTER SEVEN YEARS. EACH YEAR YOU MAY WITHDRAW ("SURRENDER") UP TO 10% OF TOTAL PURCHASE PAYMENTS WITHOUT A CDSC. FOR PURPOSES OF COMPUTING THE CDSC, UNITS ARE CONSIDERED TO BE REDEEMED IN THE ORDER IN WHICH THEY WERE PURCHASED (I.E., FIRST-IN, FIRST-OUT).

** WE DEDUCT THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 FROM THE ACCUMULATED VALUE, EXCEPT THAT THIS CHARGE WILL NOT EXCEED 2% OF THAT VALUE. FOR MORE INFORMATION, SEE "CONTRACT MAINTENANCE CHARGE."

+ WE MAY DEDUCT AN ADMINISTRATIVE CHARGE IF THE ACCUMULATED VALUE OF A CONTRACT IS LESS THAN $1,500. (SEE "ADMINISTRATIVE CHARGE").

FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS CHARGES AND EXPENSES SHOWN, PLEASE REFER TO "THE CONTRACTS IN DETAIL -- SALES CHARGE, MORTALITY AND EXPENSE RISK CHARGES, AND OTHER CHARGES." IN ADDITION, PREMIUM TAXES MAY APPLY (SEE "OTHER CHARGES")

FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)

----------------------------------------------------------------------------------------------------
                                                               Total      Fee Waivers
                                                               Fund         and/or
                                    Management    Other      Operating     Expense         Net
                                       Fees      Expenses    Expenses     Assumptions    Expenses
                                       (1)           (2)        (3)        (1),(2)         (3)
                                   ---------------------------------------------------------------
Blue Chip Fund                        0.75%         0.06%       0.81%        N/A         0.81%

Cash Management Fund                  0.75%         0.11%       0.86%      0.16%         0.70%

Discovery Fund                        0.75%         0.08%       0.83%        N/A         0.83%

Focused Equity Fund                   0.75%         0.16%       0.91%        N/A         0.91%

Government Fund                       0.75%         0.06%       0.81%      0.15%         0.66%

Growth Fund                           0.75%         0.06%       0.81%        N/A         0.81%

High Yield Fund                       0.75%         0.08%       0.83%        N/A         0.83%

International Securities Fund         0.75%         0.28%       1.03%        N/A         1.03%

Investment Grade Fund                 0.75%         0.08%       0.83%      0.15%         0.68%

Target Maturity 2007 Fund             0.75%         0.06%       0.81%      0.15%         0.66%

Target Maturity 2010 Fund             0.75%         0.07%       0.82%      0.15%         0.67%

Target Maturity 2015 Fund             0.75%         0.07%       0.82%      0.15%         0.67%

Utilities Income Fund                 0.75%         0.07%       0.82%        N/A         0.82%
----------------------------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.60% FOR CASH MANAGEMENT FUND, IN EXCESS OF 0.60% FOR GOVERNMENT FUND, IN EXCESS OF 0.60% FOR INVESTMENT GRADE FUND, IN EXCESS OF 0.60% FOR TARGET MATURITY 2007 FUND, IN EXCESS OF 0.60% FOR TARGET MATURITY 2010 FUND AND IN EXCESS OF 0.60% FOR TARGET MATURITY 2015 FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH LIFE SERIES FUND TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.60% FOR CASH MANAGEMENT FUND, IN EXCESS OF 0.60% FOR GOVERNMENT FUND, IN EXCESS OF 0.60% FOR INVESTMENT GRADE FUND, IN EXCESS OF 0.60% FOR TARGET MATURITY 2007 FUND, IN EXCESS OF 0.60% FOR TARGET MATURITY 2010 FUND, AND IN EXCESS OF 0.60% FOR TARGET MATURITY 2015 FUND FOR THE FISCAL YEAR ENDING DECEMBER 31, 2002.

(2) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001, THE ADVISER ASSUMED CERTAIN OTHER EXPENSES IN EXCESS OF 0.10% FOR CASH MANAGEMENT FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH LIFE SERIES FUND TO ASSUME OTHER EXPENSES IN EXCESS OF 0.10% FOR CASH MANAGEMENT FUND FOR THE FISCAL YEAR ENDING DECEMBER 31, 2002.

(3) EACH FUND, OTHER THAN INTERNATIONAL SECURITIES FUND, HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL FUND OPERATING EXPENSES OR NET EXPENSES. INCLUDING THE EXPENSE OFFSETS, THE ANNUAL NET EXPENSES WOULD BE 0.80% FOR THE BLUE CHIP FUND, 0.70% FOR THE CASH MANAGEMENT FUND, 0.82% FOR THE DISCOVERY FUND, 0.90% FOR THE FOCUSED EQUITY FUND, 0.62% FOR THE GOVERNMENT FUND, 0.81% FOR THE GROWTH FUND, 0.82% FOR THE HIGH YIELD FUND, 0.66% FOR THE INVESTMENT GRADE FUND, 0.65% FOR THE TARGET MATURITY 2007 FUND, 0.65% FOR THE TARGET MATURITY 2010 FUND, 0.66% FOR THE TARGET MATURITY 2015 FUND, AND 0.80% FOR THE UTILITIES INCOME FUND.

EXAMPLE (Separate Account C Contract)

If you surrender your Contract (or if you annuitize) for the number of years shown, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

--------------------------------------------------------------------------------------------
                                       1 year      3 years       5 years       10 years
                                     ------------------------------------------------------
  Blue Chip Subaccount                   871        1,230        1,611          2,678

  Cash Management Subaccount             861        1,229        1,622          2,715

  Discovery Subaccount                   873        1,235        1,621          2,698

  Focused Equity Subaccount              880        1,258        1,659          2,776

  Government Subaccount                  857        1,216        1,598          2,666

  Growth Subaccount                      871        1,230        1,611          2,678

  High Yield Subaccount                  873        1,235        1,621          2,698

  International Securities Subaccount    892        1,292        1,717          2,893

  Investment Grade Subaccount            859        1,222        1,608          2,686

  Target Maturity 2007 Subaccount        857        1,216        1,598          2,666

  Target Maturity 2010 Subaccount        858        1,219        1,603          2,676

  Target Maturity 2015 Subaccount        858        1,219        1,603          2,676

  Utilities Income Subaccount            872        1,232        1,616          2,688
--------------------------------------------------------------------------------------------

EXAMPLE (Separate Account D Contract)

The expenses you incur in purchasing a Separate Account D Contract would depend upon whether or not you surrender your contract. If you surrender your Contract at the end of the period shown, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

--------------------------------------------------------------------------------------------

                                         1 year       3 years        5 years      10 years
                                         ------       -------        -------      --------
Blue Chip Subaccount                        954       1,281          1,635         2,844

Cash Management Subaccount                  943       1,281          1,645         2,883

Discovery Subaccount                        956       1,287          1,645         2,865

Focused Equity Subaccount                   964       1,311          1,685         2,946

Government Subaccount                       939       1,267          1,621         2,832

Growth Subaccount                           954       1,281          1,635         2,844

High Yield Subaccount                       956       1,287          1,645         2,865

International Securities Subaccount         976       1,348          1,746         3,066

Investment Grade Subaccount                 941       1,273          1,631         2,853

Target Maturity 2007 Subaccount             939       1,267          1,621         2,832

Target Maturity 2010 Subaccount             940       1,270          1,626         2,843

Target Maturity 2015 Subaccount             940       1,270          1,626         2,843

Utilities Income Subaccount                 955       1,284          1,640         2,854
--------------------------------------------------------------------------------------------

If you do not surrender your contract (or if you annuitize) at the end of the period shown, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

--------------------------------------------------------------------------------------------
                                          1 year       3 years       5 years       10 years
                                          ------       -------       -------       --------
Blue Chip Subaccount                        254           781         1,335         2,844

Cash Management Subaccount                  243           781         1,345         2,883

Discovery Subaccount                        256           787         1,345         2,865

Focused Equity Subaccount                   264           811         1,385         2,946

Government Subaccount                       239           767         1,321         2,832

Growth Subaccount                           254           781         1,335         2,844

High Yield Subaccount                       256           787         1,345         2,865

International Securities Subaccount         276           848         1,446         3,066

Investment Grade Subaccount                 241           773         1,331         2,853

Target Maturity 2007 Subaccount             239           767         1,321         2,832

Target Maturity 2010 Subaccount             240           770         1,326         2,843

Target Maturity 2015 Subaccount             240           770         1,326         2,843

Utilities Income Subaccount                 255           784         1,340         2,854
--------------------------------------------------------------------------------------------

YOU SHOULD NOT CONSIDER THE EXPENSES IN THE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION

Table 1:  Separate Account C

This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount of Separate Account C, at the dates shown. The Accumulation Unit Value for each Subaccount was initially set at $10.00 on October 16, 1990, except as follows: Investment Grade Subaccount and Government Subaccount, January 7, 1992; Utilities Income Subaccount, November 16, 1993; Target Maturity 2007 Subaccount, April 24, 1995; Target Maturity 2010 Subaccount, April 29, 1996; and Focused Equity Subaccount and Target Maturity 2015 Subaccount, November 8, 1999.


----------------------------------------------------------------------------------------------
                                                                             Number of
                                                Accumulation                Accumulation
Subaccount               At                     Unit Value($)                 Units
----------------------------------------------------------------------------------------------
Blue Chip            December 31, 1992           14.18287684                1,085,254.0
Subaccount           December 31, 1993           15.23373431                1,529,348.1
                     December 31, 1994           14.86290782                1,959,841.2
                     December 31, 1995           19.71773603                2,413,509.3
                     December 31, 1996           23.72148089                3,116,839.9
                     December 31, 1997           29.75982140                3,812,804.5
                     December 31, 1998           34.96033275                4,012,212.4
                     December 31, 1999           43.37805126                4,075,636.0
                     December 31, 2000           40.47315517                4,141,919.4
                     December 31, 2001           32.34675600                3,987,067.5
----------------------------------------------------------------------------------------------
Cash                 December 31, 1992           10.73770189                  437,185.0
Management           December 31, 1993           10.91847727                  253,743.1
Subaccount           December 31, 1994           11.21833852                  235,919.5
                     December 31, 1995           11.71983145                  252,407.7
                     December 31, 1996           12.18484038                  246,553.2
                     December 31, 1997           12.67719681                  256,188.6
                     December 31, 1998           13.18253046                  364,729.9
                     December 31, 1999           13.66202731                  436,613.4
                     December 31, 2000           14.32759674                  348,628.5
                     December 31, 2001           14.72108400                  461,243.1
----------------------------------------------------------------------------------------------

                                        5

----------------------------------------------------------------------------------------------
                                                                             Number of
                                                Accumulation                Accumulation
Subaccount               At                     Unit Value($)                 Units
----------------------------------------------------------------------------------------------
Discovery            December 31, 1992           18.93150000                  307,107.8
Subaccount           December 31, 1993           22.89932001                  563,070.0
                     December 31, 1994           22.07727850                  867,303.8
                     December 31, 1995           27.37355380                1,203,507.8
                     December 31, 1996           30.48354883                1,523,777.2
                     December 31, 1997           35.26286749                1,838,056.5
                     December 31, 1998           35.97570267                1,911,584.8
                     December 31, 1999           45.58089213                1,823,561.9
                     December 31, 2000           45.02740256                1,862,653.4
                     December 31, 2001           35.16383000                1,784,763.9
----------------------------------------------------------------------------------------------
Focused Equity       December 31, 1999           10.23513243                  126,244.7
Subaccount           December 31, 2000            9.02575171                  495,107.5
                     December 31, 2001            8.49761000                  540,362.8
----------------------------------------------------------------------------------------------
Government           December 31, 1992           10.87670909                  437,095.3
Subaccount           December 31, 1993           11.44920392                  674,512.1
                     December 31, 1994           10.85941183                  672,797.1
                     December 31, 1995           12.43183229                  705,348.4
                     December 31, 1996           12.74903390                  643,378.3
                     December 31, 1997           13.70958126                  588,697.3
                     December 31, 1998           14.59671768                  601,159.8
                     December 31, 1999           14.60339104                  568,487.4
                     December 31, 2000           15.98199961                  535,591.1
                     December 31, 2001           17.24393800                  647,628.3
----------------------------------------------------------------------------------------------
Growth               December 31, 1992           15.59155937                  567,241.7
Subaccount           December 31, 1993           16.35977780                  958,529.1
                     December 31, 1994           15.73131059                1,347,003.7
                     December 31, 1995           19.48689883                1,729,637.1
                     December 31, 1996           24.01011967                2,241,867.6
                     December 31, 1997           30.73197657                2,862,521.1
                     December 31, 1998           38.74794069                3,085,019.4
                     December 31, 1999           48.51704335                3,252,259.5
                     December 31, 2000           48.04609906                3,340,496.6
                     December 31, 2001           41.21030300                3,238,410.2
----------------------------------------------------------------------------------------------

                                       6

----------------------------------------------------------------------------------------------
                                                                             Number of
                                                Accumulation                Accumulation
Subaccount               At                     Unit Value($)                 Units
----------------------------------------------------------------------------------------------
High Yield           December 31, 1992           14.86894995                  279,777.4
Subaccount           December 31, 1993           17.38280181                  391,036.8
                     December 31, 1994           16.93482626                  513,297.7
                     December 31, 1995           20.09026188                  671,849.9
                     December 31, 1996           22.38760536                  799,626.6
                     December 31, 1997           24.92887084                  950,571.7
                     December 31, 1998           25.45748200                1,016,074.5
                     December 31, 1999           26.45283224                  983,518.1
                     December 31, 2000           24.52341446                  845,530.9
                     December 31, 2001           23.43767800                  761,291.5
----------------------------------------------------------------------------------------------
International        December 31, 1992           11.46589494                  463,523.6
Securities           December 31, 1993           13.86795475                  792,294.1
Subaccount           December 31, 1994           13.55233761                1,383,676.5
                     December 31, 1995           15.92618862                1,502,998.2
                     December 31, 1996           18.16949900                1,956,014.4
                     December 31, 1997           19.62431480                2,329,410.5
                     December 31, 1998           22.96087882                2,307,046.6
                     December 31, 1999           29.88384295                2,287,489.9
                     December 31, 2000           26.13424634                2,326,576.3
                     December 31, 2001           22.04664300                2,111,023.6
----------------------------------------------------------------------------------------------
Investment           December 31, 1992           10.77845214                  395,839.5
Grade                December 31, 1993           11.82065978                  784,651.0
Subaccount           December 31, 1994           11.28602521                  923,445.3
                     December 31, 1995           13.37384783                1,076,644.3
                     December 31, 1996           13.61638687                1,050,200.1
                     December 31, 1997           14.80366272                  988,996.1
                     December 31, 1998           15.99733761                1,071,756.2
                     December 31, 1999           15.43710810                1,018,466.9
                     December 31, 2000           16.73716815                  927,626.9
                     December 31, 2001           17.87258500                1,047,806.6
----------------------------------------------------------------------------------------------

                                        7

----------------------------------------------------------------------------------------------
                                                                             Number of
                                                Accumulation                Accumulation
Subaccount               At                     Unit Value($)                 Units
----------------------------------------------------------------------------------------------
Target               December 31, 1995           11.90553994                  775,738.1
Maturity             December 31, 1996           11.53266965                1,252,102.1
2007                 December 31, 1997           12.94581989                1,515,226.0
Subaccount           December 31, 1998           14.73597183                1,547,831.2
                     December 31, 1999           13.21972831                1,522,038.7
                     December 31, 2000           15.23938884                1,498,545.3
                     December 31, 2001           16.25834300                1,491,749.1
----------------------------------------------------------------------------------------------
Target               December 31, 1996           10.81913243                  170,708.7
Maturity             December 31, 1997           12.41073564                  381,345.1
2010                 December 31, 1998           14.05135661                  478,329.7
Subaccount           December 31, 1999           12.28007118                  506,806.1
                     December 31, 2000           14.71819624                  515,129.6
                     December 31, 2001           15.32241700                  557,162.6
----------------------------------------------------------------------------------------------
Target Maturity      December 31, 1999            9.47930868                   36,480.1
2015                 December 31, 2000           11.73183430                   98,247.3
Subaccount           December 31, 2001           11.71390900                  163,977.5
----------------------------------------------------------------------------------------------
Utilities            December 31, 1993            9.92774964                   45,091.7
Income               December 31, 1994            9.11659215                  473,447.1
Subaccount           December 31, 1995           11.75759954                1,129,455.9
                     December 31, 1996           12.75464824                1,689,626.3
                     December 31, 1997           15.79406311                1,878,396.6
                     December 31, 1998           17.60340941                2,219,597.9
                     December 31, 1999           20.46267830                2,474,003.3
                     December 31, 2000           20.13959367                2,724,957.9
                     December 31, 2001           15.89323700                2,688,498.1
----------------------------------------------------------------------------------------------

Table 2:  Separate Account D

This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount of Separate Account D, on the dates shown. The Accumulation Unit Value for each Subaccount was initially set at $10.00 on July 28, 1997, except as follows: Focused Equity Subaccount and Target Maturity 2015 Subaccount, November 8, 1999.


----------------------------------------------------------------------------------------------
                                                                             Number of
                                                Accumulation                Accumulation
Subaccount               At                     Unit Value($)                 Units
----------------------------------------------------------------------------------------------
Blue Chip            December 31, 1997           10.18519950                  426,185.6
Subaccount           December 31, 1998           11.91730629                1,531,169.8
                     December 31, 1999           14.72774188                2,333,261.2
                     December 31, 2000           13.68644310                3,004,519.0
                     December 31, 2001           10.89471300                3,279,726.9
----------------------------------------------------------------------------------------------
Cash                 December 31, 1997           10.15474840                   28,344.4
Management           December 31, 1998           10.51737952                   82,526.4
Subaccount           December 31, 1999           10.85642214                  218,614.0
                     December 31, 2000           11.33973820                  222,276.5
                     December 31, 2001           11.60465600                  332,125.9
----------------------------------------------------------------------------------------------
Discovery            December 31, 1997           10.23140687                  205,814.9
Subaccount           December 31, 1998           10.39655938                  701,595.6
                     December 31, 1999           13.11978934                  963,277.6
                     December 31, 2000           12.90858187                1,335,912.6
                     December 31, 2001           10.04059400                1,459,558.0
----------------------------------------------------------------------------------------------
Focused Equity       December 31, 1999           10.24021672                   44,020.7
Subaccount           December 31, 2000            8.99406909                  226,565.0
                     December 31, 2001            8.43396500                  238,609.9
----------------------------------------------------------------------------------------------
Government           December 31, 1997           10.28895863                   13,321.1
Subaccount           December 31, 1998           10.91102057                  103,476.8
                     December 31, 1999           10.87242751                  133,403.0
                     December 31, 2000           11.85119732                  141,948.1
                     December 31, 2001           12.73594500                  292,874.8
----------------------------------------------------------------------------------------------
Growth               December 31, 1997           10.33626489                  346,768.7
Subaccount           December 31, 1998           12.98031991                1,316,750.1
                     December 31, 1999           16.18805732                2,158,958.5
                     December 31, 2000           15.96673946                2,716,871.2
                     December 31, 2001           13.64034900                2,880,189.3
----------------------------------------------------------------------------------------------
High Yield            December 31, 1997          10.42338850                   60,209.4
Subaccount           December 31, 1998           10.60191952                  325,195.4
                     December 31, 1999           10.97246124                  491,040.3
                     December 31, 2000           10.13142029                  442,392.1
                     December 31, 2001            9.64419200                  490,536.2
----------------------------------------------------------------------------------------------

                                        9

----------------------------------------------------------------------------------------------
                                                                             Number of
                                                Accumulation                Accumulation
Subaccount               At                     Unit Value($)                 Units
----------------------------------------------------------------------------------------------
International        December 31, 1997            9.30734342                  196,448.9
Securities           December 31, 1998           10.84633615                  536,298.4
Subaccount           December 31, 1999           14.06030884                  883,074.3
                     December 31, 2000           12.24688331                1,212,143.3
                     December 31, 2001           10.29010300                1,158,118.6
----------------------------------------------------------------------------------------------
Investment           December 31, 1997           10.33902780                   22,448.4
Grade                December 31, 1998           11.12810542                  156,868.9
Subaccount           December 31, 1999           10.69552064                  239,796.7
                     December 31, 2000           11.54984688                  261,929.8
                     December 31, 2001           12.28413300                  478,064.7
----------------------------------------------------------------------------------------------
Target               December 31, 1997           10.62155299                   62,839.0
Maturity             December 31, 1998           12.04205143                  302,580.8
2007                 December 31, 1999           10.75985291                  471,988.9
Subaccount           December 31, 2000           12.35406555                  513,058.1
                     December 31, 2001           13.12748200                  595,021.0
----------------------------------------------------------------------------------------------
Target               December 31, 1997           10.79920122                   43,680.6
Maturity             December 31, 1998           12.17798882                  188,719.4
2010                 December 31, 1999           10.60034923                  223,367.6
Subaccount           December 31, 2000           12.65413911                  298,456.3
                     December 31, 2001           13.12103300                  400,481.2
----------------------------------------------------------------------------------------------
Target Maturity      December 31, 1999            9.95734955                    5,000.0
2015                 December 31, 2000           12.27416250                   42,941.2
Subaccount           December 31, 2001           12.20649800                  172,736.6
----------------------------------------------------------------------------------------------
Utilities            December 31, 1997           11.67391319                   33,306.9
Income               December 31, 1998           12.95932846                  449,163.0
Subaccount           December 31, 1999           15.00415356                  806,463.3
                     December 31, 2000           14.70812904                1,151,189.3
                     December 31, 2001           11.56060000                1,255,426.2
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------

This overview highlights some basic information about the two individual variable annuity Contracts offered by First Investors Life in this prospectus. They invest in the same underlying investment portfolios but have different sales charge and expense structures and different death benefit features. Separate Account C ("Tax Tamer I") Contracts are sold with a front-end sales charge. Separate Account D ("Tax Tamer II") Contracts are sold with a contingent deferred sales charge. We will not accept a purchase of a Separate Account D Contract with the proceeds from a surrender of a Separate Account C Contract. You will find more information about the Contracts in "The Contracts in Detail" section of this prospectus.

HOW THE CONTRACTS WORK

The Contracts have two phases: an accumulation period and an annuity income period. During the accumulation period, earnings on your investment accumulate on a tax-deferred basis. The annuity income period begins when you start to receive annuity income payments. You can select one of several annuity income payment options. The amount of your annuity payments will depend upon the performance of the investment options you have selected as well as the type of annuity option you choose.

During the accumulation period, you invest in Subaccounts that have different investment objectives. You gain or lose money based upon the performance of the Subaccounts in which you invest. The Contracts currently offer 13 Subaccounts. All 13 Subaccounts may not be available to Contractowners in every state in which we offer the Contracts. Each Subaccount invests at net asset value in shares of a corresponding "Fund" of Life Series Fund with the same name and investment objectives. For example, the Blue Chip Subaccount invests in the Blue Chip Fund. For information on the investment objectives, principal investment strategies, and principal investment risks of each Fund, see the Life Series Fund prospectus, which is attached at the end of this prospectus.

--------------------------------------------------------------------------------
      SUBACCOUNTS                           FUNDS
--------------------------------------------------------------------------------
      Blue Chip Subaccount                  Blue Chip Fund
--------------------------------------------------------------------------------
      Cash Management Subaccount            Cash Management Fund
--------------------------------------------------------------------------------
      Discovery Subaccount                  Discovery Fund
--------------------------------------------------------------------------------
      Focused Equity Subaccount             Focused Equity Fund
--------------------------------------------------------------------------------
      Government Subaccount                 Government Fund
--------------------------------------------------------------------------------
      Growth Subaccount                     Growth Fund
--------------------------------------------------------------------------------
      High Yield Subaccount                 High Yield Fund
--------------------------------------------------------------------------------
      International Securities Subaccount   International Securities Fund
--------------------------------------------------------------------------------
      Investment Grade Subaccount           Investment Grade Fund
--------------------------------------------------------------------------------
      Target Maturity 2007 Subaccount       Target Maturity 2007 Fund
--------------------------------------------------------------------------------
      Target Maturity 2010 Subaccount       Target Maturity 2010 Fund
--------------------------------------------------------------------------------
      Target Maturity 2015 Subaccount       Target Maturity 2015 Fund
--------------------------------------------------------------------------------
      Utilities Income Subaccount           Utilities Income Fund
--------------------------------------------------------------------------------

Each Contract provides a guaranteed death benefit that is payable to a designated beneficiary when the annuitant dies. The Separate Account C Contract guarantees that the beneficiary will receive the greater of (i) the total purchase payments less any withdrawals or (ii) the accumulated value of the Contract on the date of receipt of written notification of death at our home office or other designated office. The Separate Account D guarantees that the beneficiary will receive the greater of (i) the total purchase payments less any withdrawals, (ii) the accumulated value of the Contract on the date of receipt of due proof of death at our home office or other designated office, or (iii) the accumulated value on the immediately preceding specified contract anniversary date (these Anniversary dates occur every 7 years after you purchase your Contract) plus any additional purchase payments and less any subsequent withdrawals.

WHO WE ARE

First Investors Life
--------------------

First Investors Life, 95 Wall Street, New York, New York 10005 is a stock life insurance company incorporated in New York in 1962. We write life insurance, annuities and accident and health insurance.

First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Life, First Investors Corporation ("FIC"), the distributor of the contracts, First Investors Management Company, Inc. ("FIMCO"), the investment adviser of the Life Series Fund, and Administrative Data Management Corp., the transfer agent for the Life Series Fund. Mr. Glenn O. Head and members of his family, control FICC and, therefore, First Investors Life and the other companies that are owned by FICC.

Separate Accounts C & D
-----------------------

First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989 under New York Insurance Law. First Investors Life Variable Annuity Fund D ("Separate Account D") was established on April 8, 1997 under New York Insurance Law. Separate Account C and Separate Account D (the "Accounts") are registered with the Securities and Exchange Commission ("SEC") as unit investment trusts under the Investment Company Act of 1940 ("1940 Act").

We segregate the assets of each Account from our other assets. We cannot charge liabilities arising out of our other businesses against that portion of each Separate Account's assets that is approximately equal to the amount that is necessary to support the Contracts. We credit to, or charge against, the Subaccounts of each Separate Account realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contracts are our obligations.

Each Subaccount invests its assets in a corresponding Fund of the Life Series Fund at net asset value. Each Subaccount reinvests all distributions received from a Fund in additional shares of that Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value. We value shares of the Funds that we hold in the Subaccounts at their net asset values.

The Life Series Fund
--------------------

The Life Series Fund is an open-end management investment company (commonly known as a "mutual fund") registered with the SEC under the 1940 Act. The Life Series Fund offers its shares only through the purchase of our variable annuity contracts or variable life insurance policies. It does not offer its shares directly to the general public. The Life Series Fund reserves the right to offer its shares to other separate accounts of FIMCO or directly to us.

FIMCO, the investment adviser of the Life Series Fund, is a New York Corporation located at 95 Wall Street, New York, New York 10005. FIMCO and Life Series Fund have retained Wellington Management Company, 75 State Street, Boston, Massachusetts 02109, to serve as the subadviser of the International Securities, Growth, and Focused Equity Funds. See the Life Series Fund Prospectus for more information about the investment adviser and subadviser as well as the fees that each Fund paid for the fiscal year ended December 31, 2001.

RISK AND REWARD CONSIDERATIONS

You should consider investing in a Contract if you are seeking to accumulate assets for your retirement or you are already retired and you want to supplement your retirement savings. Each Contract offers you thirteen professionally managed investment Subaccounts with different investment objectives, policies and risks. You pay no income taxes on any gains until you withdraw your money through surrenders or one of our annuity options. This allows your money to grow faster. You can also exchange your investments among the Subaccounts, as your circumstances change, without current income taxes. Moreover, there are no income or contribution limits - such as those that exist on individual retirement accounts or 401(k)s - that restrict the amount that you can invest. You control how much you invest for your retirement and when and how often you wish to add to your account.

There are several factors that you should consider before you make a decision to purchase a Contract.

o You bear all of the investment risk of the Subaccounts you select, which means you could lose money. The investment objectives, primary investment strategies, and primary risks of the underlying Funds are described in the attached Life Series Fund prospectus.

o An investment in a Contract is not an investment in a mutual fund. The Contract differs from an investment in a mutual fund in that it has a death benefit and annuity pay-out options, you pay charges for these annuity benefits ("additional annuity charges") that are not applicable to investments in mutual funds, and we, not you, own the shares of the underlying Life Series Funds.

o You should not consider investing in a Contract unless you plan to maintain your investment for at least 10 years and do not plan to take withdrawals prior to age 59-1/2 It will generally take at least 10 years before the benefits of tax deferred growth to outweigh the additional annuity charges. Moreover, distributions prior to age 59-1/2 are, with some exceptions, subject to a penalty tax. See "TAX INFORMATION."

o We generally do not recommend the Contract for investors who are in combined federal, state and local income tax brackets of less than 28%. For such investors, the benefits of tax deferred growth are not likely to outweigh the additional annuity charges.

o If you are investing assets within an individual retirement account or other qualified retirement plan account, a mutual fund investment provides the same tax deferred growth potential as a variable annuity, without the additional annuity charges.

o A partial or total surrender of a Contract is taxed as ordinary income to the extent that the Contract value exceeds your investment in the Contract (i.e., on an "income first" basis). See "TAX INFORMATION."

o The death benefit paid to a beneficiary of the Contract is taxed as ordinary income to the beneficiary at the beneficiary's tax rate to the extent that the death benefit exceeds the owner's investment in the Contract. Thus, if your primary objective is to pass wealth on to your heirs, a life insurance policy may be more appropriate for you. The death benefit on a life insurance policy passes income-tax free to the beneficiary.

o Generally, it may not be advisable to switch from one variable annuity contract to another because each contract will have a sales charge. For this reason, we do not allow switches between Separate Account C and Separate Account D Contracts.

--------------------------------------------------------------------------------
THE CONTRACTS IN DETAIL
--------------------------------------------------------------------------------

The Contracts are variable annuity contracts which provide you with the opportunity to accumulate capital on a tax deferred basis by investing in underlying Subaccounts and thereafter to annuitize your net accumulated value if you wish. We offer the Contracts in states where we have the authority to issue the Contracts. We designed the Contracts to offer lifetime annuity payments to annuitants according to several annuity options. The amount of annuity payments will depend upon the investment performance of the Subaccounts you select as well as the type of annuity option you choose. The Contracts obligate us to make payments for the lifetime of the annuitant in accordance with the annuity rates in the Contracts, regardless of actual mortality experience (see "Annuity Period"). If the annuitant dies before the annuity commencement date, we will pay a death benefit to the beneficiary whom you designate. For a discussion of the amount and manner of payment of this benefit, see "Death of Annuitant During the Accumulation Period."

You may surrender all or a portion of the accumulated value during the accumulation period. For a discussion on withdrawals during the accumulation period, see "Full and Partial Surrenders During the Accumulation Period." For federal income tax consequences of a withdrawal, see "TAX INFORMATION." If a Contract is purchased within a qualified trust or plan, the exercise of any Contract right, including the right to make a withdrawal during the accumulation period, is subject to the terms and conditions of the trust or plan. This prospectus contains no information concerning such trust or plan.

We reserve the right to amend the Contracts to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations.

Contractowners with any inquiries concerning their contract should write to us at our Home Office, 95 Wall Street, New York, New York 10005.


PURCHASE PAYMENTS

Your initial purchase payment must be at least (a) $2,000 for a Contract under Separate Account C and (b) $25,000 for a Contract under Subaccount D. You may make an additional payment under a Contract of at least $200 at any time after Contract issuance under Separate Account C or Separate Account D. We will not accept a purchase of a Separate Account D Contract with the proceeds from a surrender of a Separate Account C Contract.

We credit an initial purchase payment (less any charges) to your Contract on the valuation date that we receive it, provided that we have received a properly completed application. We credit an additional payment to your Contract on the valuation date that we receive it. If we receive an incomplete application from you, you must provide us with all required information not later than five business days following the receipt of such application. Otherwise, we will return the purchase payment to you at the end of the five-day period.

Your purchase payments buy accumulation units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate purchase payments to the appropriate Subaccount or Subaccounts based on the next computed value of an accumulation unit following receipt at our home office or other designated office. For Separate Account C, we make these allocations after deductions for sales expenses (see "Sales Charge"). We value accumulation units at the end of each valuation date (i.e., as of the close of regular trading on the NYSE, normally 4:00 P.M., Eastern Time).

ALLOCATION OF NET PURCHASE PAYMENTS TO SUBACCOUNT(S)

When you purchase a Contract, you allocate (a) your net purchase payment and (b) any additional purchase payments (less any charges) to at least one of the Subaccounts that are available in your state.


You may choose up to five Subaccounts, provided that you allocate no less than 10% of a purchase payment (less any charges) to any Subaccount. We reserve the right to adjust your allocation to eliminate fractional percentages.


You may thereafter transfer part or all of your accumulated value in a Subaccount to one or more other Subaccounts (subject to the two limitations immediately above) twice during a Contract year in Separate Account C (six times in certain states) and 12 times during a Contract year in Separate Account D.

Each Subaccount invests its assets at net asset value in shares of the corresponding Fund of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund. The Funds of the Life Series Fund have different investment objectives, investment strategies, and investment risks. The Funds also have different expenses. The Life Series Fund's Prospectus describes each Fund in detail. There is no assurance that any Fund will realize its investment objective. The accumulated value of your Contract may increase or decrease depending on the investment performance of the Subaccounts that you choose.

SALES CHARGE

We impose a sales charge for both Separate Account C and Separate Account D.

Separate Account C Sales Charge
-------------------------------

For Separate Account C, the sales charge is an initial sales charge that we deduct from your purchase payments.

We intend the sales charge to cover expenses relating to the sale of the Contracts, including commissions paid to persons distributing the Contracts. Discounts are available on larger purchases as shown in the table below. Moreover, when you make additional payments after the issuance of the Contract you are entitled to a credit for all prior payments in computing the sales charge percentage. In other words, you pay the sales charge percentage that reflects (a) the total amount of all purchase payments previously made plus (b) the amount of the additional payment being made.

Sales Charge Table for Separate Account C Contracts


----------------------------------------------------------------------------------------------
                                             Sales Charge as % of:
                                                                             Amount to
                                           Purchase       Net Amount      Dealers as % of
Amount of Purchase Payment(s)              Payments*       Invested      Purchase Payments
----------------------------------------------------------------------------------------------
Less than $25,000                             7.00%          7.53%             5.75%
$25,000 but under $50,000                     6.25           6.67              5.17
$50,000 but under $100,000                    4.75           4.99              3.93
$100,000 but under $250,000                   3.50           3.63              2.90
$250,000 but under $500,000                   2.50           2.56              2.19
$500,000 but under $1,000,000                 2.00           2.04              1.67
$1,000,000 or over                            1.50           1.52              1.24
----------------------------------------------------------------------------------------------

 * Assumes that we have deducted no Premium taxes.



We do not impose a sales charge for Contracts sold to (a) officers and full-time employees of First Investors Life or its affiliates who have been employed for at least one year, (b) our agents who have been under contract for at least one year, or (c) Contractowners of First Investors Life Variable Annuity Fund A ("Separate Account A") who exchange their Separate Account A Contracts for Separate Account C Contracts at the next computed values of their Accumulation Units. We require Contractowners who exchange from Separate Account A to Separate Account C to execute a change of contract form. This form states that we deduct a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of any Subaccount as a charge for mortality and expense risks. We may modify or terminate this exchange privilege at any time.

Separate Account D - Sales Charge.
----------------------------------

For Separate Account D, we sell the Contracts without an initial sales charge. However, we deduct a contingent deferred sales charge ("CDSC") from the proceeds that we pay you on a full or partial surrender. The CDSC is a percentage of the amount that you surrender (not to exceed the aggregate amount of your purchase payments). The CDSC percentage declines, in accordance with the Table below, from 7% to 0% over a seven-year period from the date purchase payments are received to the date of their surrender. If you have made purchase payments at different times, the CDSC on any one purchase payment will depend upon the length of time from our receipt of the payment to the time of its surrender.

Contingent Deferred Sales Charge Table for
Separate Account D Contracts
--------------------------------------------------------------------------------
           Contingent Deferred                              Length of Time
  Sales Charge as a Percentage of Purchase               from Purchase Payment
            Payments Surrendered                               in Years

                     7%                                       Less than 1
                     6%                                           1-2
                     5%                                           2-3
                     4%                                           3-4
                     3%                                           4-5
                     2%                                           5-6
                     1%                                           6-7
                     0%                                       More than 7
--------------------------------------------------------------------------------

You will not be charged a CDSC on partial surrenders during any contract year up to the annual withdrawal privilege amount of 10% of purchase payments. You will be subject to a CDSC on any excess over this amount at the applicable CDSC percentage in the Table. In calculating such a CDSC, we will assume that the amount which you are surrendering is coming first from surrenders of purchase payments (which are subject to the applicable CDSC) and then from any accumulated value other than purchase payments (which is not subject to any CDSC). If you have made purchase payments at different times, your purchase payments will be treated as being surrendered in the order that we have received them (i.e., first-in, first-out).

We will also not assess a CDSC:

o in the event of the death of the annuitant or the Contractowner,

o if you apply the accumulated value to an annuity option under the contract, or

o for surrenders used to pay premium taxes.

For information concerning the annuity options and the withdrawal privilege, see "Annuity Options" and "Full and Partial Surrenders During the Accumulation Period."

MORTALITY AND EXPENSE RISK CHARGES

We impose mortality and expense risk charges for both Separate Account C and Separate Account D. The charges are different for each of these Separate Accounts reflecting the difference in the death benefits offered by the two Contracts.

The mortality risk that we assume arises from our obligation to continue to make fixed or variable annuity payments, determined in accordance with the provisions of the Contracts, to each annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have any adverse effect on the variable annuity payments the annuitant will receive under the Contract. We also assume mortality risk as a result of our guarantee of a minimum payment in the event of the death prior to the annuity commencement date of the annuitant under Separate Account C and the annuitant or the Contractowner named in the original application for the Contract under Separate Account D.

In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount we charge for administrative expenses. In consideration for our assumption of these mortality and expense risks, we deduct an amount equal on an annual basis to the following percentage of the daily accumulation unit value of the Subaccounts:

For Separate Account C, 1.00%, of which approximately 0.60% is for assuming the mortality risk and 0.40% is for assuming the expense risk.

For Separate Account D, 1.25%, of which approximately 0.85% is for assuming the mortality risk and 0.40% is for assuming the expense risk.

We guarantee that we will not increase the mortality and expense risk charges during the term of any Contract. If the charges are insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contracts. These profits will not remain in Separate Account C or Separate Account D.

OTHER CHARGES

Administrative Charge
---------------------


For Separate Account C, we may deduct an administrative charge of $7.50 annually from the accumulated value of Contracts that have an accumulated value of less than $1,500 because of partial surrenders. These charges are to compensate us for expenses involved in administering small Contracts. If the actual expenses exceed charges, we will bear the loss. For Separate Account D, we deduct an amount equal annually to 0.15% of the daily net asset value of the Subaccounts for the expense of administering the Contracts. We guarantee that we will not increase the administrative charges during the term of any Contract.


Contract Maintenance Charge
---------------------------

For Separate Account D, we deduct a $30.00 contract maintenance charge from the accumulated value on (a) the last business day of each Contract Year or (b) the date of surrender of the Contract, if earlier. This charge will not exceed 2% of the accumulated value. We make the charge against the accumulated value by proportionately reducing the number of accumulation units held in each of your Subaccounts of Separate Account D. We guarantee that we will not increase this charge during the term of any Contract.

Premium Tax Charge
------------------

Some states assess premium taxes at the time you:

o   make purchase payments,
o   surrender, or
o   begin receiving annuity payments.


We currently pay any Premium taxes that are assessed. However, we reserve the right to deduct such premium taxes in accordance with the terms of your contract. See "Appendix A" for premium tax table.


Expenses
--------


Total Separate Account expenses for the fiscal year ended December 31, 2001 amounted to $5,318,160 or .95% of average net assets for Separate Account C and $2,130,935 or 1.39% of average net assets for Separate Account D. The Funds have expenses that they pay out of their assets.


THE ACCUMULATION PERIOD

Crediting Accumulation Units
----------------------------

During the Accumulation Period, we credit purchase payments on the Contract in the form of accumulation units. We determine the number of accumulation units that we credit to a Contractowner for the Subaccounts by dividing (a) the purchase payment (less any charges) by (b) the value of an accumulation unit for the Subaccount. We make this valuation after we receive the purchase payment at our home office or other designated office.

The value of the Contractowner's accumulated value varies with the value of the assets of the Subaccounts. The investment performance of the Subaccounts, expenses, and deduction of certain charges affect the value of an accumulation unit. There is no assurance that your accumulated value will equal or exceed purchase payments. We determine your accumulated value for a valuation period by multiplying (a) the total number of accumulation units we credit to the Subaccount by (b) the value of an accumulation unit for the Subaccount for the valuation period.

Death of Annuitant During the Accumulation Period
-------------------------------------------------

If the annuitant dies prior to the annuity commencement date, we pay a death benefit to the beneficiary you have designated. We make this payment when we receive (a) a death certificate or similar proof of the death of the Annuitant ("Due Proof of Death") and (b) a First Investors Life claimant's statement that includes notification of the Beneficiary's election to receive payment in either a single sum settlement or an annuity option. We determine the value of the death benefit as of the next computed value of the accumulation units following our receipt at our home office or other designated office of written notification of death, in the case of Separate Account C, or Due Proof of Death in the case of Separate Account D.

If you do not elect payment of the death benefit under one of the annuity options before the annuitant's death, the beneficiary may elect to have the death benefit (a) paid in a single sum or (b) applied to provide an annuity under one of the annuity options or (c) as we otherwise permit. If the beneficiary elects a single sum settlement, we pay the amount of the death benefit within seven days of receipt of Due Proof of Death and a claimant's statement.

If the beneficiary wants an annuity option, the beneficiary has up to 60 days commencing with the date of our receipt of Due Proof of Death to select an annuity option. If the beneficiary does not make a selection by the end of the 60-day period, we pay a single sum settlement to the beneficiary. If the beneficiary selects any annuity option, the annuity commencement date is the date specified in the election. That date may be no later than 60 days after receipt by us of Due Proof of Death.

The amount of the death benefit payable on the death of the annuitant is as follows:

o For Separate Account C, the greater of (a) the total purchase payments less withdrawals or (b) the accumulated value on the date of receipt of written notification of death at our Home Office, or other designated office.

o For Separate Account D, the greatest of (a) the total purchase payments less any withdrawals; (b) the accumulated value on the date of receipt of Due Proof of Death at our home office or other designated office; or (c) the accumulated value on the immediately preceding specified contract anniversary, increased by any additional purchase payments and decreased by any partial surrenders since that anniversary. The specified contract anniversary is every seventh contract anniversary (i.e., 7th, 14th, 21st, etc.).

The following example demonstrates how the amount of death benefit payable would be determined for a Separate Account D Contract assuming (1) the purchase payment is $50,000; (2) no additional purchase payments or partial surrenders have been made; (3) the annuitant's death occurs in year 9 when the accumulated value is $70,000; and (4) the accumulated value on the 7th contract anniversary (the immediately preceding specified contract anniversary) is $80,000.

The amount of death benefit payable would be $80,000, which is the greatest of
(a), (b), or (c) as shown below.

----------------------------------------------------------------------------------------------
                 (a)                              (b)                          (c)
                                           Accumulated Value
  Total Purchase Payments less any         of Contract on the          Accumulated Value on
             withdrawals                   date of receipt of        7th Contract Anniversary
                                           Due Proof of Death
----------------------------------------------------------------------------------------------
               $50,000                          $70,000                      $80,000
----------------------------------------------------------------------------------------------

Death of Contractowner During the Accumulation Period
-----------------------------------------------------

If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"). Under Separate Account C, the entire interest of the Contractowner who dies is the accumulated value of the Contract. Under Separate Account D, if the Contractowner who dies is the one named in the original application for the Contract, the entire interest of that Contractowner in the Contract is the same as if the Contractowner had been the annuitant; if the Contractowner who dies is not the one named in the original application for the Contract, the entire interest of that Contractowner is the accumulated value of the Contract.

If the death of the Contractowner occurs prior to the annuity commencement date, we will distribute the entire interest in the Contract to the beneficiary (a) within five years, or (b) beginning within one year of death, under an annuity option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the beneficiary. If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, we need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the annuitant, the spouse has the right to become the annuitant under the Contract. Likewise, if the annuitant dies and the Contractowner is not a natural person, the annuitant's surviving spouse has the right to become the Contractowner and the annuitant.

Full and Partial Surrenders During the Accumulation Period
----------------------------------------------------------

You may by written request make a full or partial surrender of your Contract, at any time before the earlier of the annuity commencement date or the death of the annuitant or Contractowner. You will be entitled to receive:

o For Separate Account C, the net accumulated value of the Contract or, in the case of a partial surrender, the portion surrendered.

o For Separate Account D, the net accumulated value of the Contract, or in the case of a partial surrender the portion surrendered, less (a) any applicable CDSC, and (b) the Contract Maintenance Charge.

A surrender request is effective on the date it is received in writing in a form acceptable to us at our home office or other designated office. Your accumulated value will be determined based on the next computed value of accumulation units following our receipt of your written request. We may defer payment of the amount of the surrender for a period of not more than seven days. We may also postpone such payment during any period when:

o trading on the NYSE is restricted as the SEC determines or the NYSE is closed for other than weekends and holidays;

o the SEC has by order permitted such suspension; or

o any emergency, as defined by SEC rules, exists when the sale of portfolio securities or calculation of securities is not reasonably practicable.

In the case of a partial surrender, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts on a pro rata basis in the proportions to which their values bear to the accumulated value of your

Contract. For Separate Account D, the amount remaining must be at least equal to our minimum balance requirement (currently $5,000). For Separate Account C, there is no minimum balance requirement. However, we may deduct an administrative charge of $7.50 annually if the surrender causes the value of your Contract to fall below $1,500. As noted previously, on a non-cumulative basis, you may make partial surrenders of a Separate Account D Contract during any contract year up to the annual withdrawal privilege amount of 10% of purchase payments without incurring a CDSC. Amounts surrendered under the withdrawal privilege are treated as being from accumulated values other than purchase payments.

For more information on fees, charges, and tax consequences on surrenders, see "THE CONTRACTS IN DETAIL -- Sales Charge, Mortality and Expense Risk Charges, and Other Charges"; and "Tax Information."

Annuity Commencement Date Exchange Privilege (for Separate Account C only)
--------------------------------------------------------------------------

If you fully surrender this Contract during the one-year period preceding its annuity commencement date, you can use the proceeds to purchase Class A shares of First Investors mutual funds without incurring a sales charge.

THE ANNUITY PERIOD

Commencement Date
-----------------

Annuity payments begin on the annuity commencement date you select when you buy a Contract. You may elect in writing to advance or defer the annuity commencement date, not later than 30 days before the annuity commencement date.

You may defer the annuity commencement date until the first day of the calendar month after:

o For Separate Account C, the Annuitant's 85th birthday or, if state law permits, 90th birthday.

o For Separate Account D, the Annuitant's 90th birthday.

If you elect no other date, annuity payments will commence on the Contract anniversary date after:

o For Separate Account C, the Annuitant's 85th birthday, or, if state law permits, 90th birthday.

o For Separate Account D, the Annuitant's 90th birthday.


If the net accumulated value on the annuity commencement date is less than $2,000, we may pay such value in one sum in lieu of annuity payments. If the net accumulated value is $2,000 or more, but the variable annuity payments are less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

Assumed Investment Rate
-----------------------

We build a 3.5% assumed investment rate into the Contract's Annuity Tables, which are used to determine the amount of the monthly annuity payments. For a variable annuity, if the actual net investment rate of the Subaccounts is at the annual rate of 3.5%, the Variable Annuity payments will be level. If the actual net investment rate of the subaccounts is greater than 3.5%, subsequent variable annuity payments will be higher than the initial payment. If it is less than 3.5%, subsequent payments will be lower. A fixed annuity features annuity payments that remain fixed as to dollar amount throughout the payment period and an assumed interest rate of 3.5% per year built into the annuity tables in the Contract.

Annuity Options
---------------

You may elect to receive payments under any one of the annuity options in the Contract. You may make this election at any time at least 30 days before the annuity commencement date on written notice to us at our home office or other designated office. If no election is in effect on the annuity commencement date, we will make annuity payments on a variable basis only under annuity option 3 below, Life Annuity with 120 Monthly Payments Guaranteed. This is the basic annuity.

The material factors that determine the level of your annuity benefits are:

o the value of your individual account, as described in this Prospectus, before the annuity commencement date;

o the annuity option you select;

o the frequency and duration of annuity payments;

o the sex and adjusted age of the annuitant and any joint annuitant at the annuity commencement date; and

o in the case of a variable annuity, the investment performance of the Subaccounts you select.

We apply the accumulated value on the annuity commencement date, reduced by any applicable premium taxes not previously deducted, to provide (a) the basic annuity or (b) if you have elected an annuity option, one of the annuity options we describe below.

The Contracts provide for the six annuity options described below:

OPTION 1-LIFE ANNUITY. An annuity payable monthly during the lifetime of the annuitant, ceasing with the last payment due before the death of the annuitant. If you elect this option, annuity payments terminate automatically and immediately on the death of the annuitant without regard to the number or total amount of payments received.

OPTION 2A-JOINT AND SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the annuitant and the joint annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

OPTION 2B-JOINT AND TWO-THIRDS TO SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the annuitant and the joint annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

OPTION 2C-JOINT AND ONE-HALF TO SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the annuitant and the joint annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the annuitant and the joint annuitant without regard to the number or total amount of payments received.

OPTION 3-LIFE ANNUITY WITH 60, 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, we will continue to pay to the beneficiary any guaranteed payments during the remainder of the selected period and, if the beneficiary dies after the annuitant, we will pay the beneficiary's estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest rate assumed in the annuity tables of the Contract. Pursuant to the 1940 Act, the beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have us pay him or her the present value of the remaining guaranteed payments in a lump sum.

OPTION 4-UNIT REFUND LIFE ANNUITY. An annuity payable monthly during the lifetime of the annuitant, terminating with the last payment due before the death of the annuitant. We make an additional annuity payment to the beneficiary equal to the following. We take the annuity unit value of the Subaccount or Subaccounts as of the date that we receive notice of death in writing at our home office or other designated office. We multiply that value by the excess, if any, of (a) over (b). For this purpose, (a) is (i) the net accumulated value we allocate to each Subaccount and apply under the option at the annuity commencement date, divided by (ii) the corresponding annuity unit value as of the annuity commencement date, and (b) is the product of (i) the number of annuity units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the Statement of Additional Information.)

Annuity Election
----------------

You may elect to have the net accumulated value applied at the annuity commencement date to provide a fixed annuity, a variable annuity, or any combination thereof. After the annuity commencement date, we allow no transfers or redemptions where we are making payments based upon life contingencies. You must make these elections in writing to us at our home office or other designated office at least 30 days before the annuity commencement date. In the absence of an election, we make annuity payments on a variable basis only under annuity option 3 above. Option 3 is the basic annuity, a Life Annuity with 120 Monthly Payments Guaranteed.

Death of Contractowner During Annuity Period
--------------------------------------------

If the death of the Contractowner occurs on or after the annuity commencement date, we will distribute the entire interest in the contract at least as rapidly as under the annuity option in effect on the date of death.

Death of Annuitant
------------------

On receipt of Due Proof of Death of the annuitant after annuity payments have begun under an annuity option, we make any remaining payments under the option to the beneficiary as provided by the option.

Unless otherwise provided in the beneficiary designation, if no beneficiary survives the annuitant, the proceeds will be paid in one sum to the contractowner, if living; otherwise, to the contractowner's estate.

TEN-DAY REVOCATION RIGHT

You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after we receive from you (a) the Contract and (b) a written request for cancellation, at our home office or other designated office. We will pay you an amount equal to the following:

o for Separate Account C, the sum of (a) the accumulated value of the Contract on the date of surrender and (b) the amount of any sales charges deducted from the initial purchase payment; and

o for Separate Account D, the sum of (a) the difference between the purchase payments made under the Contract and the amount allocated to Separate Account D under the Contract and (b) the accumulated value of the contract on the date of surrender.

Whether you are canceling a Separate Account C or D Contract, the amount we refund to you may be more or less than your initial purchase payment depending on the investment results of the Subaccount or Subaccounts to which you allocated purchase payments. However, in states that require a full refund of premiums, if you elect to exercise to cancel the Contract under the ten-day revocation right, on cancellation, you receive a full refund of the purchase payment.

--------------------------------------------------------------------------------
TAX INFORMATION
--------------------------------------------------------------------------------

This section provides an overview of the federal tax law as it pertains to the Contracts. It assumes that the Contractowner is a natural person who is a U.S. citizen and U.S. resident. The federal tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different. We do not discuss state or local taxes, except as noted. The law described herein could change, possibly retroactively. The discussion is general in nature. We do not intend it as tax advice, for which you should consult a qualified tax adviser.

Taxation of a Contract will depend, in part, on whether the Contract is purchased outside or inside of a qualified retirement plan or an individual retirement account ("IRA"). The following discussion assumes that a Contract has been purchased outside of an IRA or qualified retirement plan. If a contract is purchased within an IRA or Qualified retirement plan, the tax treatment of purchase payments, annuity payments, surrenders and death benefits will be governed by the laws applicable to IRAs and qualified plans.

PURCHASE PAYMENTS

Your purchase payments are not deductible from your gross income for tax purposes.

INCREASES IN ACCUMULATED VALUE

Generally, there is no income tax on increases in your Contract's accumulated value until there is a distribution from a Contract. A distribution occurs when there is a total or partial surrender or an annuity payment.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of your investment in the contract. Generally, your investment in the Contract equals the purchase payments you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by:

o dividing your investment in the Contract by the total amount you expect to receive out of the Contract, and

o multiplying the result by the amount of the payment.

For variable annuity payments, the tax-free portion of each payment is (a) your investment in the Contract divided by (b) the number of expected payments.

The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

SURRENDERS

Before annuity payments begin, surrenders and loans are taxed as follows:


o a partial or total surrender is taxed in the year of receipt to the extent that the Contract's accumulated value exceeds the investment in the Contract (that is, on an "income first" basis); and


o a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer's age 59-1/2, subject to certain exceptions.

For purposes of surrenders, the Internal Revenue Code treats all contracts that we issue to you in the same calendar year as a single contract.

DEATH BENEFITS

Unlike the death benefit on a life insurance policy, the death benefit paid on a variable annuity contract does not pass to the beneficiary free of income taxes. The death benefit paid to a beneficiary on a Contract is ordinary income to the beneficiary to the extent it exceeds the owner's basis in the Contract. The beneficiary must pay taxes on this amount at the beneficiary's tax rate. Moreover, the death benefit may also be included in the owner's estate for purposes of determining federal estate tax (if any) without any deduction for income taxes paid by the beneficiary. See the discussion on "Estate and Generation Skipping Taxes."

TAX WITHHOLDING AND REPORTING

The Code generally requires us to withhold income tax from any Contract distribution, including a total or partial surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."

For periodic payments (e.g., annuity payments), we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (e.g., distributions such as partial surrenders), we generally withhold 10% of the taxable portion of each payment.

You may elect not to have the withholding rules apply. For periodic payments, your election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it. For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.

The Code generally requires us to report all payments to the Internal Revenue Service.

OTHER TAX ISSUES

We are taxed as a "life insurance company" under the Internal Revenue Code. We do not expect to incur any federal income tax as a result of the earnings or realized capital gains attributable to Separate Accounts C and D. Based upon this expectation, no charge is currently assessed against the Separate Accounts for such taxes. If we incur such taxes in the future, we may assess a charge for such taxes against the Separate Accounts.

We are required to ensure that the Subaccounts of Separate Account C and Separate Account D meet the Code's investment diversification requirements of the Internal Revenue Code. The investment adviser of the underlying Funds monitors the portfolios to ensure that the diversification requirements are met. If the Subaccounts failed to satisfy these requirements, you would be taxed on the earnings of the Subaccount or Subaccounts in which you were invested, unless your Contract was held in an IRA or qualified plan. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure. This is a risk that is common to all variable annuity contracts.


The Life Series Fund sells its shares not only to Separate Accounts C and D but also to a separate account that serves as the funding vehicle for variable life insurance policies that we issue. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Life Series Fund. If such a conflict were to arise, we would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different fund for the Life Series Fund. It is also possible that the failure of one Separate Account to comply with the tax laws could cause all of the Separate Accounts to lose their tax deferred status. This is a risk that is common to many variable annuity contracts and variable life insurance policies.

The Treasury Department has stated that it may issue guidelines that would limit a Contractowner's control of investments underlying a variable annuity contract. These guidelines may limit the number of underlying investment funds and frequency of transfers among those funds. The guidelines could apply retroactively if they did not reflect a new Treasury Department position. If the Contract failed to comply with guidelines, the Contractowner would be taxed on the Contract's current income. We reserve the right to change the Contract to comply with any such guidelines.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, Separate Account C and Separate Account D may advertise several types of performance information for the Subaccounts. Each Subaccount (other than the Cash Management Subaccount) may advertise "average annual total return" and "total return." The Cash Management Subaccount may advertise "yield" and "effective yield." The High Yield Subaccount, Investment Grade Subaccount and Government Subaccount may also advertise "yield." These figures are based on historical results. They are not intended to indicate future performance. For Separate Account C, the yield and effective yield figures include the payment of the Mortality and Expense Risk Charge of 1.00%, but do not include the maximum sales charge of 7.00%.

The "total return" of a Subaccount is the total change in value of an investment in the Subaccount over a period of time, expressed as a percentage. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. For Separate Account C, average annual total return and total return figures include the deduction of all expenses and fees, including the payment of the Mortality and Expense Risk Charge of 1.00% and the maximum sales charge of 7.00%. We may also advertise these figures without any sales charges, but assuming the payment of all recurring Separate Account charges, including the Mortality and Expense Risk Charge of 1.00% (non-standardized performance information).

For Separate Account D, average annual total return figures may reflect the effect of the CDSC (pursuant to a standardized formula prescribed by the SEC), or may not reflect the effect of the CDSC (non-standardized performance information). For Separate Account D, we may also advertise total return figures on the same basis as average annual total return figures (with or without showing the effect of the CDSC). Quotations of return not reflecting the CDSC will be greater than those reflecting the CDSC.

The "yield" of a Subaccount refers to the income that an investment in the Subaccount generates over a one-month or 30-day period (seven-day period for the Cash Management Account), excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. We then "annualize" this income and show it as a percentage of the value of the Subaccount's Accumulation Units. We calculate the "effective yield" of the Cash Management Subaccount similarly, but, when we annualize it, we assume the reinvestment in that Subaccount of any income earned by that Subaccount. The Cash Management Subaccount's effective yield will be slightly higher than its yield due to the compounding effect of this assumed reinvestment.

Neither the total return nor the yield figures reflect deductions for Premium taxes, since most states do not impose those taxes.

For further information on performance calculations, see "Performance Information" in the Statement of Additional Information.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Because the Life Series Fund is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Fund. In certain circumstances, the Fund may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment objectives or investment policies without the approval of a majority vote of that Fund's shareholders in accordance with the 1940 Act.

If the Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of a Fund held by a Subaccount in which their Contract invests. We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

o shares attributable to Contractowners for which we received instructions, would be voted in accordance with the instructions;

o shares attributable to Contractowners for which we did not receive instructions, would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

o shares not attributable to Contractowners, would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

o before the annuity commencement date, we divide the Subaccount's accumulated value by the net asset value of one Fund share, and

o after the annuity commencement date, we divide the reserve held in the Subaccount for the variable annuity payment under the Contracts by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

We will determine the number of votes that a Contractowner has the right to cast as of the record date that the Life Series Fund establishes.

We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting and other materials relating to the Fund to each Contractowner having a voting interest in a Subaccount.

The voting rights that we describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

RESERVATION OF RIGHTS

We also reserve the right to make certain changes if we believe they would (a) best serve the interests of the Contractowners and annuitants or (b) be appropriate in carrying out the purposes of the Contracts. We will make a change only as the law permits. We will (a) obtain, when required, the necessary Contractowner or regulatory approval for any change and (b) provide, when required, notification to Contractowners before making a change.

For example, we may:


o operate either Separate Account in any form permitted under the 1940 Act or in any other form permitted by law,

o add, delete, combine, or modify Subaccounts of either Separate Account,


o add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law, or

o amend the Contracts if required to comply with the Internal Revenue Code or any other applicable federal or state law.

DISTRIBUTION OF CONTRACTS

We sell the Contracts solely through individuals who, in addition to being licensed with us as insurance agents, are registered representatives of FIC, which is one of our affiliates. FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. FIC's executive offices are located at 95 Wall Street, New York, NY 10005. We reserve the right to sell the Contracts directly.

FINANCIAL STATEMENTS


The Statement of Additional Information, dated April 23, 2002, includes:


o the financial statements for First Investors Life and the accompanying Report of Independent Certified Public Accountants; and

o the financial statements for Separate Account C and for Separate Account D and the accompanying Report of Independent Certified Public Accountants for each.

You can get the Statement of Additional Information at no charge on request to First Investors Life at the address or telephone number on the cover page of this Prospectus.

--------------------------------------------------------------------------------
TABLE OF CONTENTS OF THE STATEMENTS OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
ITEM                                                                      PAGE

General Description..........................................................2
Services.....................................................................2
Annuity Payments.............................................................3
Other Information............................................................4
Performance Information......................................................5
Relevance of Financial Statements............................................9
Appendices..................................................................10
Financial Statements........................................................15

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------
STATE AND LOCAL TAXES*

Alabama.....................................................................--
Alaska......................................................................--
Arizona.....................................................................--
Arkansas....................................................................--
California...............................................................2.35%
Colorado....................................................................--
Connecticut.................................................................--
Delaware....................................................................--
District of Columbia.....................................................2.25%
Florida..................................................................1.00%
Georgia.....................................................................--
Illinois....................................................................--
Indiana.....................................................................--
Iowa.....................................................................2.00%
Kentucky....................................................................--
Louisiana...................................................................--
Maryland....................................................................--
Massachusetts...............................................................--
Michigan....................................................................--
Minnesota...................................................................--
Mississippi.................................................................--
Missouri....................................................................--
Nebraska....................................................................--
Nevada  ..................................................................3.5%
New Jersey..................................................................--
New Mexico..................................................................--
New York ...................................................................--
North Carolina .............................................................--
Ohio........................................................................--
Oklahoma....................................................................--
Oregon......................................................................--
Pennsylvania................................................................--
Rhode Island................................................................--
South Carolina..............................................................--
Tennessee...................................................................--
Texas.......................................................................--
Utah........................................................................--
Virginia....................................................................--
Washington..................................................................--
West Virginia............................................................1.00%
Wisconsin...................................................................--
Wyoming..................................................................1.00%



Note: State legislation could change the rates above. State insurance regulation could change the applicability of the rates above.

* INCLUDES LOCAL ANNUITY PREMIUM TAXATION.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                     FIRST INVESTORS LIFE INSURANCE COMPANY


            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 23, 2002


      This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus for First Investors Life Variable Annuity Fund D, dated April 23, 2002, which may be obtained at no cost by writing to First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005, or by telephoning (800) 342-7963.






                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

General Description.........................................................  2
Services....................................................................  2
Annuity Payments............................................................  3
Other Information...........................................................  4
Performance Information.....................................................  5
Relevance of Financial Statements...........................................  9
Appendices.................................................................. 10
Financial Statements........................................................ 15

                               GENERAL DESCRIPTION


      FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Fund ("Life Series Fund"). Mr. Glenn O. Head and members of his family, control FICC and, therefore, the Adviser and First Investors Life.

      SEPARATE ACCOUNT D. First Investors Life Variable Annuity Fund D ("Separate Account D") was established on April 8, 1997 under the provisions of the New York Insurance Law. The assets of Separate Account D are segregated from the assets of First Investors Life, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable with liabilities arising out of any other business of First Investors Life. Separate Account D is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of Separate Account D.

      The assets of each  Subaccount  of Separate  Account D are invested at net asset value in shares of the corresponding series (each a "Fund" and collectively "Funds") of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Fund's Prospectus describes the risks attendant to an investment in each Fund of Life Series Fund. The thirteen Funds of Life Series Fund may be referred to as: First Investors Life Blue Chip Fund, First Investors Life Cash Management Fund, First Investors Life Discovery Fund, First Investors Life Focused Equity Fund, First Investors Life Government Fund, First Investors Life Growth Fund, First Investors Life High Yield Fund, First Investors Life International Securities Fund, First Investors Life Investment Grade Fund, First Investors Life Target Maturity 2007 Fund, First Investors Life Target Maturity 2010 Fund, First Investors Life Target Maturity 2015 Fund, and First Investors Life Utilities Income Fund.

                                    SERVICES

      CUSTODIAN.   First  Investors   Life,   subject  to  applicable  laws  and
regulations, is the custodian of the securities of the Subaccounts of Separate Account D.

      INDEPENDENT PUBLIC ACCOUNTANTS. Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA 19103, independent certified public accountants, has been selected as the independent accountants for Separate Account D. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for Separate Account D which is set by the Audit Committee of the Board of Directors of First Investors Life.


      UNDERWRITER. First Investors Life and Separate Account D have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser, has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal years ended December 31, 1999, 2000, and 2001 FIC received fees of $2,334,271, $2,400,822, and $1,441,386, respectively, in connection with the distribution of the Contracts in a continuous offering.

      The Contracts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter.

                                ANNUITY PAYMENTS

      VALUE OF AN ACCUMULATION UNIT. For each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of each Fund, expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

      NET INVESTMENT FACTOR. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)   is the net result of:

      (1) the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gains distributions made by the applicable Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the charges deducted for mortality and expense risks and administration. Such factor is equal on an annual basis to 1.40% of the daily net asset value of the applicable Subaccount. This percentage represents approximately a 0.85% charge for the mortality risk assumed, a 0.4% charge for the expense risk assumed, and a 0.15% charge for administration.

      The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

      VALUE OF AN ANNUITY UNIT. For each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

      AMOUNT OF ANNUITY PAYMENTS. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time, any applicable Premium taxes not previously deducted will be deducted from the Accumulated Value to determine the Net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The

Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

      The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the corresponding Fund and therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

      A fixed annuity is an annuity with annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.


                                OTHER INFORMATION

      TIME OF PAYMENTS. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

      REPORTS TO CONTRACTOWNERS. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values. In addition, latest available reports of Life Series Fund will be mailed to each Contractowner.

      ASSIGNMENT. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a

Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its Home Office.

                             PERFORMANCE INFORMATION

      Separate Account D may advertise the performance of the Subaccounts in various ways.

      The yield for a Subaccount (other than the Cash Management Subaccount) is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of net investment income earned by the Subaccount during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of Accumulation Units of the Subaccount outstanding during the base period and (B) the net asset value per Accumulation Unit on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Subaccount's yield. For this calculation, interest earned on debt obligations held by the underlying Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

      For a Subaccount, other than the Cash Management Subaccount, the Subaccount's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

           T=[(ERV/P)^(1/n)]-1

      The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

           [ERV-P]/P  = TOTAL RETURN

      In providing such performance data, each Subaccount, other than the Cash Management Subaccount, will assume the payment of the applicable CDSC imposed on a surrender of purchase payments for the applicable period, the payment of applicable Mortality and Expense Risk and administrative charges of 1.40% ("P"), and the payment of the $30 annual contract maintenance charge. Each Subaccount, other than the Cash Management Subaccount, will assume that during the period covered all dividends and capital gain distributions are paid at net asset value per Accumulation Unit, and that the investment is redeemed at the end of the period.


      Average annual total return and total return computed at the public offering price (using the applicable CDSC) for the period ended December 31, 2001 for each Subaccount, other than the Cash Management Subaccount, are set forth in the following tables.

AVERAGE ANNUAL TOTAL RETURN (1)

                                                            LIFE OF
                                           ONE YEAR         SUBACCOUNT (2)
                                     --------------------   --------------------

BLUE CHIP SUBACCOUNT                       -26.08%              1.13%
DISCOVERY SUBACCOUNT                       -27.77%             -0.73%
FOCUS EQUITY SUBACCOUNT                    -12.90%            -10.37%
GOVERNMENT SUBACCOUNT                       -0.17%              4.78%
GROWTH SUBACCOUNT                          -20.66%              6.42%
HIGH YIELD SUBACCOUNT                      -11.58%             -1.63%
INTERNATIONAL SECURITIES SUBACCOUNT        -21.97%             -0.17%
INVESTMENT GRADE SUBACCOUNT                 -1.20%              3.92%
TARGET MATURITY 2007 SUBACCOUNT             -1.29%              5.50%
TARGET MATURITY 2010 SUBACCOUNT             -3.68%              5.49%
TARGET MATURITY 2015 SUBACCOUNT             -7.62%              6.51%
UTILITIES INCOME SUBACCOUNT                -27.01%              2.50%


TOTAL RETURN  (1)
                                                           LIFE OF
                                           ONE YEAR        SUBACCOUNT (2)
                                    --------------------   --------------------

BLUE CHIP SUBACCOUNT                       -26.08%               5.10%
DISCOVERY SUBACCOUNT                       -27.77%              -3.19%
FOCUS EQUITY SUBACCOUNT                    -12.90%             -20.95%
GOVERNMENT SUBACCOUNT                       -0.17%              22.96%
GROWTH SUBACCOUNT                          -20.66%              31.73%
HIGH YIELD SUBACCOUNT                      -11.58%              -7.03%
INTERNATIONAL SECURITIES SUBACCOUNT        -21.97%              -0.77%
INVESTMENT GRADE SUBACCOUNT                 -1.20%              18.57%
TARGET MATURITY 2007 SUBACCOUNT             -1.29%              26.75%
TARGET MATURITY 2010 SUBACCOUNT             -3.68%              26.69%
TARGET MATURITY 2015 SUBACCOUNT             -7.62%              14.52%
UTILITIES INCOME SUBACCOUNT                -27.01%              11.56%

________________
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 2001. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.


(2) The inception date for the Subaccounts, except for Focused Equity Subaccount and Target Maturity 2015 Subaccount is July 28, 1997. The Focused Equity and Target Maturity 2015 Subaccounts commenced operations on November 8, 1999.

      Nonstandardized average annual total return and total return may also be advertised using net asset value per Accumulation Unit at the end of the relevant base period --- i.e., without deducting any applicable CDSC. The calculation will be made using the standardized formula except that ending net asset value per Accumulation Unit will be substituted for ending redeemable value. Any quotation of return not reflecting an applicable CDSC will be greater than if the CDSC were reflected. Nonstandardized average annual total return and total return computed at net asset value for the period ended December 31, 2001 for each Subaccount, other than the Cash Management Subaccount, are set forth in the following tables.

NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN  (1)

                                                           LIFE OF
                                           ONE YEAR        SUBACCOUNT (2)
                                    --------------------   --------------------

BLUE CHIP SUBACCOUNT                       -20.52%               1.83%
DISCOVERY SUBACCOUNT                       -22.34%              -0.04%
FOCUS EQUITY SUBACCOUNT                     -6.35%              -7.75%
GOVERNMENT SUBACCOUNT                        7.35%               5.50%
GROWTH SUBACCOUNT                          -14.69%               7.15%
HIGH YIELD SUBACCOUNT                       -4.93%              -0.95%
INTERNATIONAL SECURITIES SUBACCOUNT        -16.10%               0.51%
INVESTMENT GRADE SUBACCOUNT                  6.24%               4.64%
TARGET MATURITY 2007 SUBACCOUNT              6.14%               6.23%
TARGET MATURITY 2010 SUBACCOUNT              3.57%               6.21%
TARGET MATURITY 2015 SUBACCOUNT             -0.67%               9.63%
UTILITIES INCOME SUBACCOUNT                -21.52%               3.21%

TOTAL RETURN  (1)
                                                           LIFE OF
                                           ONE YEAR        SUBACCOUNT (2)
                                    --------------------   --------------------

BLUE CHIP SUBACCOUNT                       -20.52%               8.35%
DISCOVERY SUBACCOUNT                       -22.34%              -0.19%
FOCUS EQUITY SUBACCOUNT                     -6.35%             -15.90%
GOVERNMENT SUBACCOUNT                        7.35%              26.76%
GROWTH SUBACCOUNT                          -14.69%              35.80%
HIGH YIELD SUBACCOUNT                       -4.93%              -4.16%
INTERNATIONAL SECURITIES SUBACCOUNT        -16.10%               2.30%
INVESTMENT GRADE SUBACCOUNT                  6.24%              22.24%
TARGET MATURITY 2007 SUBACCOUNT              6.14%              30.67%
TARGET MATURITY 2010 SUBACCOUNT              3.57%              30.61%
TARGET MATURITY 2015 SUBACCOUNT             -0.67%              21.82%
UTILITIES INCOME SUBACCOUNT                -21.52%              15.01%

________________
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 2001. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.


(2) The inception date for the Subaccounts, except for Focused Equity Subaccount and Target Maturity 2015 Subaccount, is July 28, 1997. The Focused Equity and Target Maturity 2015 Subaccounts commenced operations on November 8, 1999.

      Return information may be useful to investors in reviewing a Subaccount's performance. However, the total return and average annual total return will fluctuate over time and the return figures for any given past period is not an indication or representation by Separate Account D of future rates of return of any Subaccount.

      At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce such Fund's expenses. Any such waiver or reimbursement would increase the corresponding Subaccount's total return, average annual total return and yield during the period of the waiver or reimbursement.

      Each Subaccount may include in advertisements and sales literature, examples, information and statistics that illustrate the effect of taxable versus tax-deferred compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gains distributions in additional Accumulation Units. The examples may include hypothetical returns comparing taxable versus tax-deferred growth. The examples used will be for illustrative purposes only and are not representations by any Subaccount of past or future yield or return of any of the Subaccounts.

      From time to time, in reports and promotional literature, Separate Account D may compare the performance of its Subaccounts to, or cite the historical performance of, other variable annuities. The performance rankings and ratings of variable annuities reported in L-VIPPAS, a monthly publication for insurance companies and money managers published by Lipper Analytical Services, Inc. and in Morningstar Variable Annuity Performance Report, also a monthly publication published by Morningstar, Inc., may be used. Additionally, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES, CHANGING TIMES, FORTUNE, NATIONAL UNDERWRITER, etc., may also be used. Quotations from articles appearing in daily newspaper publications such as THE NEW YORK TIMES, THE WALL STREET JOURNAL and THE NEW YORK DAILY NEWS may be cited.

      DETERMINATION OF CURRENT AND EFFECTIVE YIELD. Separate Account D provides current yield quotations for the Cash Management Subaccount based on the underlying Fund's daily dividends. The underlying Fund declares dividends from net investment income daily and pays them monthly.

      For purposes of current yield quotations, dividends per Accumulation Unit for a seven-day period are annualized (using a 365-day year basis) and divided by the average value of an Accumulation Unit for the seven-day period.

      The current yield quoted will be for a recent seven day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing the Cash Management Subaccount's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

      In addition to providing current yield quotations, Separate Account D provides effective yield quotations for the Cash Management Subaccount for a base period return of seven days. An effective yield quotation is determined by a formula which requires the compounding of the unannualized base period return. Compounding is computed by adding 1 to the unannualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

      The following is an example, for purposes of illustration only, of the current and effective yield calculation for the seven day period ended December 31, 2001.

           Dividends per accumulation unit from net investment income
           (seven calendar days ended December 31, 2001)
           (Base Period)...........................................$0.000324356
           Annualized (365 day basis)*.......................$0.016912848
           Average value per accumulation unit for the seven calendar days ended December 31, 2001......................$1.00
           Annualized  historical yield per accumulation unit for the seven calendar days ended December 31, 2001........1.69%
           Effective Yield**..................................1.70%
           Weighted average life to maturity of the portfolio on December 31, 2001 was 68 days

           *This represents the average of annualized net investment income per accumulation unit for the seven calendar days ended December 31, 2001.

           **Effective Yield=[ (Base Period Return + 1)^(365/7)] -1

      The figures in the above example do not include the CDSC. Accordingly, all yield quotations are higher than they would have been had such CDSC been included.

      Separate Account D's Prospectus and Statement of Additional Information may be in use for a full year and accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

                        RELEVANCE OF FINANCIAL STATEMENTS

      The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of the Subaccounts. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

                                   APPENDICES

                                   APPENDIX I

                                    EXAMPLE A
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                    THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT D


Net Investment Factor =     A + B
                            -----  - D
                              C
Where:

A = The Net Asset Value of a Fund share as of the end of the current
    Valuation Period.
    Assume..................................................... = $8.51000000
B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
    Assume..................................................... =           0
C = The Net Asset Value of a Fund share at the end of the immediately preceding Valuation Period.
    Assume..................................................... = $8.39000000
D = The daily deduction for charges for mortality and expense risks and administration, which totals 1.4% on an annual basis.
    On a daily basis........................................... =   .00003836

Then, the Net Investment Factor = 8.51000000 + 0
                                  --------------  - .00003836 .. =  1.01426438
                                    8.39000000


                                    EXAMPLE B
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                     ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT D

Accumulation Unit Value = A x B
Where:

A = The Accumulation Unit Value for the immediately preceding Valuation
    Period.
    Assume......................................................= $1.46328760
B = The Net Investment Factor for the current Valuation Period.
    Assume......................................................=  1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438....=  1.48416049

                                   APPENDIX II

                                    EXAMPLE A
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                           DEATH BENEFIT PAYABLE UNDER
                    ANNUITY OPTION 4-UNIT REFUND LIFE ANNUITY

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable =  A             A
                         - - (CxD), if - is greater than CxD
                         B             B


Where:

A = The Net Accumulated Value applied on the Annuity Commencement Date to purchase the Variable Annuity.
      Assume...................................................... =  $20,000.00

B = The Annuity Unit Value at the Annuity Commencement Date.
      Assume.....................................................  = $1.08353012

C = The number of Annuity Units represented by each payment made.
      Assume....................................................   =116.61488844

D = The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.
      Assume...................................................... =          30

Then the number of Annuity Units Payable:

                      $20,000.00
                     ------------  - (116.61488844 x 30)
                     $1.08353012

                 =   18,458.18554633 - 3,498.44665320

                 =   14,959.73889313


If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

        14,959.73889313 x $1.12173107 = $16,780.80

                                  APPENDIX III

                                    EXAMPLE A

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                              ANNUITY UNIT VALUE OF
                               SEPARATE ACCOUNT D

Annuity Unit Value = A x B x C

Where:

A =  Annuity Unit Value of the immediately preceding Valuation Period.
      Assume...................................................... = $1.10071211

B = Net Investment Factor for the Valuation Period for which the Annuity
        Unit is being calculated.
      Assume...................................................... =  1.00083530

C = A factor to neutralize the assumed interest rate of 3 1/2% built into the Annuity Tables used.
      Daily factor equals......................................... =  0.99990575

Then, the Annuity Value is:

        $1.10071211 x 1.00083530 x 0.99990575 = $1.10152771



                                    EXAMPLE B

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                               SEPARATE ACCOUNT D

First Monthly Variable Annuity Payment =    A
                                          ----- x B
                                         $1,000

Where:

A = The Net Accumulated Value allocated to Separate Account D for the
       Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.
     Assume....................................................... =  $20,000.00

B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant
       according to the Annuity Tables contained in the Contract.
     Assume....................................................... =       $6.40

Then, the first Monthly Variable Payment = $20,000
                                           ------- x $6.40 = $128.00
                                           $ 1,000

                                    EXAMPLE C

                    FORMULA AND ILLUSTRATION FOR DETERMINING
               THE NUMBER OF ANNUITY UNITS FOR SEPARATE ACCOUNT D
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units  = A
                          ---
                           B

Where:
A = The dollar amount of the first monthly Variable Annuity Payment.
      Assume...................................................... =     $128.00

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.
      Assume...................................................... = $1.09763000

Then, the number of Annuity Units =   $128.00
                                   -----------  = 116.6148884
                                   $1.09763000


                                    EXAMPLE D

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
                    ANNUITY PAYMENTS FROM SEPARATE ACCOUNT D


Second Monthly Variable Annuity Payment = A x B

Where:

A = The Number of Annuity Units represented by each monthly
        Variable Annuity Payment.
       Assume..................................................... =116.61488844

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the date on which the
        second (or subsequent) Variable Annuity Payment is due.
       Assume..................................................... = $1.11834234

Then, the second monthly Variable
       Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable
      Annuity Payment = 116.61488844 x $1.08103230 = $126.06

                           Financial Statements as of
                                December 31, 2001

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Board of Directors
First Investors Life Insurance Company
New York, New York


      We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




                                              TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 21, 2002

                                      FIRST INVESTORS LIFE INSURANCE COMPANY
                                                  BALANCE SHEET

                                     ASSETS
                                                                        DECEMBER 31, 2001       DECEMBER 31, 2000
                                                                        -----------------       -----------------
Investments (note 2):
  Available-for-sale securities.......................................     $126,116,432            $120,050,569
  Held-to-maturity securities.........................................       29,911,175              30,005,102
  Short term investments..............................................       11,668,380               3,977,534
  Policy loans........................................................       37,565,935              34,126,161
                                                                       ----------------          --------------

     Total investments................................................      205,261,922             188,159,366

Cash ............................................                               431,732               1,460,243
Premiums and other receivables, net of allowances of
  $30,000 in 2001 and 2000............................................        8,525,943               6,982,844
Accrued investment income.............................................        3,654,358               3,382,256
Deferred policy acquisition costs (note 6)............................       25,459,948              26,231,575
Deferred Federal income taxes (note 7)     ...........................        2,110,000               2,250,000
Furniture, fixtures and equipment, at cost, less accumulated
  depreciation of $796,985 in 2001 and $1,211,896 in 2000.............          234,878                  23,561
Other assets..........................................................           54,412                  86,404
Separate account assets...............................................      938,019,777           1,079,307,769
                                                                          -------------          --------------

     Total assets.....................................................   $1,183,752,970          $1,307,884,018
                                                                         ==============          ==============


                      LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6)................................     $136,183,761            $130,739,489
Claims and other contract liabilities.................................       17,455,294              15,808,748
Accounts payable and accrued liabilities..............................        5,061,302               4,992,731
Separate account liabilities..........................................      938,019,777           1,078,713,770
                                                                          ------------          ----------------

     Total liabilities................................................    1,096,720,134           1,230,254,738
                                                                         --------------         ----------------

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
  issued and outstanding 534,350 shares...............................        2,538,163               2,538,163
Additional paid in capital............................................        6,496,180               6,496,180
Accumulated other comprehensive income (note 2).......................        1,889,000                 497,000
Retained earnings ....................................................       76,109,493              68,097,937
                                                                       ----------------           --------------

     Total stockholder's equity.......................................       87,032,836              77,629,280
                                                                       ----------------           --------------

     Total liabilities and stockholder's equity.......................   $1,183,752,970          $1,307,884,018
                                                                         ==============          ==============

See accompanying notes to financial statements.

                                      FIRST INVESTORS LIFE INSURANCE COMPANY
                                               STATEMENT OF INCOME

                                                            YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31, 2001   DECEMBER 31,2000    DECEMBER 31,1999
                                                         -----------------   ----------------    ----------------
REVENUES
  Policyholder fees...................................        $27,350,711        $29,268,741        $26,171,703
  Premiums............................................          5,519,667          5,581,963          5,656,183
  Investment income (note 2)..........................         13,326,579         12,674,062         11,049,520
  Realized loss on investments........................         (1,765,960)        (2,563,408)        (1,190,548)
  Other income........................................            813,261            933,455            818,604
                                                           --------------      -------------      --------------

     Total income.....................................         45,244,258         45,894,813         42,505,462
                                                           --------------      -------------      --------------
BENEFITS AND EXPENSES
  Benefits and increases in contract liabilities......         10,461,474         11,256,118         10,571,181
  Dividends to policyholders..........................          1,475,800          1,426,792          1,390,300
  Amortization of deferred acquisition costs (note 6).          3,795,790          2,205,441            969,205
  Commissions and general expenses....................         17,418,638         16,666,711         14,848,007
                                                           --------------      -------------      --------------
     Total benefits and expenses......................         33,151,702         31,555,062         27,778,693
                                                           --------------      -------------      --------------

Income before Federal income tax .....................         12,092,556         14,339,751         14,726,769

Federal income tax (note 7):
  Current.............................................          4,656,000          6,145,000          4,865,000
  Deferred............................................          ( 575,000)        (1,107,000)           203,000
                                                           --------------      -------------      --------------

                                                                4,081,000          5,038,000          5,068,000
                                                           --------------      -------------      --------------


Net Income............................................        $ 8,011,556        $ 9,301,751        $ 9,658,769
                                                           ==============      =============      ==============

Income per share, based on 534,350 shares outstanding
                                                                   $14.99             $17.41             $18.08
                                                           ==============      =============      ==============

See accompanying notes to financial statements.

                                      FIRST INVESTORS LIFE INSURANCE COMPANY
                                        STATEMENT OF STOCKHOLDER'S EQUITY

                                                           YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                       DECEMBER 31,2001      DECEMBER 31,2000   DECEMBER 31, 1999
                                                       ----------------      ----------------   -----------------
Balance at beginning of year.............................  $77,629,280          $ 66,922,529        $ 60,364,760
                                                          ------------        --------------      --------------
Net income...............................................    8,011,556             9,301,751           9,658,769
Other comprehensive income
  Increase (decrease) in unrealized holding gains on
  available-for-sale securities..........................    1,392,000             1,405,000          (3,101,000)
                                                          ------------        --------------      --------------
Comprehensive income.....................................    9,403,556            10,706,751           6,557,769
                                                          ------------        --------------      --------------

Balance at end of year................................... $ 87,032,836          $ 77,629,280        $ 66,922,529
                                                          ============          ============        ============


                             STATEMENT OF CASH FLOWS

                                                           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31, 2001   DECEMBER 31, 2000   DECEMBER 31,1999
                                                        -----------------   -----------------   ----------------

Increase (decrease) in cash:
  Cash flows from operating activities:
     Policyholder fees received.......................... $ 27,025,345         $ 28,803,731       $  25,827,717
     Premiums received...................................    4,872,269            4,745,398           5,931,178
     Amounts received on policyholder accounts...........   93,535,909          137,957,692         124,375,574
     Investment income received..........................   13,078,850           12,603,108          11,726,193
     Other receipts......................................       43,976               66,394              73,652
     Benefits and contract liabilities paid..............  (97,450,905)        (140,943,446)       (129,416,853)
     Commissions and general expenses paid...............  (25,255,106)         (25,778,373)        (24,060,176)
                                                           ------------        --------------      --------------

     Net cash provided by operating activities...........   15,850,338           17,454,504          14,457,285
                                                           ------------        --------------      --------------

  Cash flows from investing activities:
     Proceeds from sale of investment securities.........   49,570,853           45,793,472          47,855,224
     Purchase of investment securities...................  (63,212,010)         (55,564,368)        (58,962,363)
     Purchase of furniture, equipment and other assets...     (435,715)              (8,442)            (13,710)
     Net increase in policy loans........................   (3,439,774)          (5,485,776)         (3,678,677)
     Investment in Separate Account .....................      637,797                   --            (500,000)
                                                           ------------        --------------      --------------

     Net cash used for investing activities..............  (16,878,849)         (15,265,114)        (15,299,526)
                                                           ------------        -------------      --------------

     Net increase (decrease) in cash.....................   (1,028,511)           2,189,390            (842,241)

Cash
  Beginning of year .....................................    1,460,243             (729,147)            113,094
                                                            ------------       -------------      --------------
  End of year ...........................................   $  431,732          $ 1,460,243          $ (729,147)
                                                            ============       =============      ==============

The Company paid Federal income taxes of $4,635,000 in 2001, $6,244,000 in 2000 and $5,075,000 in 1999.

See accompanying notes to financial statements.

                                      FIRST INVESTORS LIFE INSURANCE COMPANY
                                             STATEMENT OF CASH FLOWS


                                                             YEAR ENDED            YEAR ENDED          YEAR ENDED
                                                          DECEMBER 31, 2001     DECEMBER 31, 2000   DECEMBER 31, 1999
                                                          -----------------     -----------------   -----------------
Reconciliation of net income to net cash provided
  by operating activities:

         Net income........................................  $ 8,011,556          $ 9,301,751         $ 9,658,769

         Adjustments to reconcile  net income to net
              cash  provided by operating activities:
            Depreciation and amortization..................      232,487               50,936              66,281
            Amortization of deferred policy acquisition
              costs .......................................    3,795,790            2,205,441             969,205
            Realized investment (gains) losses.............    1,765,960            2,563,408           1,190,548
            Amortization of premiums and discounts on
              investments..................................       24,373              106,356             408,556
            Deferred Federal income taxes..................     (575,000)          (1,107,000)            203,000
            Other items not requiring cash - net...........      (32,256)            (119,761)             25,470

         (Increase) decrease in:
            Premiums and other receivables, net............     (873,599)            (591,148)            (94,061)
            Accrued investment income......................     (272,102)            (177,306)            268,117
            Deferred policy acquisition costs, exclusive
              of amortization..............................   (3,410,163)          (4,222,439)         (3,797,549)
            Other assets...................................       23,903               23,903             (43,663)

         Increase (decrease) in:
            Policyholder account balances..................    5,444,272            7,062,393           4,890,242
            Claims and other contract liabilities..........    1,646,546              938,352             935,760
            Accounts payable and accrued liabilities.......       68,571            1,419,618            (223,390)
                                                             -----------          -----------         -----------

                                                            $ 15,850,338         $ 17,454,504        $ 14,457,285
                                                            ============         ============        ============
See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- BASIS OF FINANCIAL STATEMENTS

         The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:

         (a) policy reserves are computed  according to the Company's  estimates
    of  mortality,   investment  yields,  withdrawals  and  other  benefits  and expenses, rather than on the statutory valuation basis;

         (b) certain  expenditures,  principally for furniture and equipment and
    agents'  debit  balances,   are  recognized  as  assets  rather  than  being
    non-admitted and therefore charged to retained earnings;

         (c) commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;

         (d) income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;

         (e) the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

NOTE 2 -- OTHER SIGNIFICANT ACCOUNTING PRACTICES

         (a) ACCOUNTING ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

         (b) DEPRECIATION. Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

         (c) INVESTMENTS. Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

         HELD-TO-MATURITY SECURITIES
             Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

         AVAILABLE-FOR-SALE SECURITIES
             Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

         Short term investments are reported at market value which approximates cost.

         Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

                                                          YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                       DECEMBER 31,2001   DECEMBER 31, 2000       DECEMBER 31,1999
                                                       ----------------   -----------------       ----------------
Interest on fixed maturities............................. $ 11,373,657        $ 10,914,271         $ 9,589,859
Interest on short term investments.......................      150,678             219,257             243,945
Interest on policy loans.................................    2,256,159           2,000,767           1,714,441
                                                          ------------       -------------        ------------

     Total investment income.............................   13,780,494          13,134,295          11,548,245
     Investment expense..................................      453,915             460,233             498,725
                                                         --------------      -------------       -------------

Net investment income....................................  $13,326,579        $ 12,674,062        $ 11,049,520
                                                           ===========        ============        ============

                                       FIRST INVESTORS LIFE INSURANCE COMPANY

                                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

       The amortized cost and estimated market values of investments at December 31, 2001 and 2000 are as follows:

                                                                    GROSS             GROSS         ESTIMATED
                                                 AMORTIZED       UNREALIZED        UNREALIZED         MARKET
                                                   COST            GAINS             LOSSES           VALUE
                                               ------------------------------------------------------------------
AVAILABLE-FOR-SALE SECURITIES
DECEMBER 31, 2001
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies...............................  $ 38,440,902      $ 1,012,067     $    202,384      $ 39,250,585
  Corporate Debt Securities...................    75,935,457        2,893,128        1,109,192        77,719,393
  Other Debt Securities ......................     8,910,665          269,785           33,996         9,146,454
                                                ------------      -----------     ------------      ------------
                                                $123,287,024      $ 4,174,980     $  1,345,572      $126,116,432
                                                ============      ===========     ============      ============

DECEMBER 31,2000
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies...............................  $ 41,281,216      $ 1,002,336     $      3,116      $ 42,280,436
  Debt Securities issued by
   States of the U.S..........................       985,472           13,468               --           998,940
  Corporate Debt Securities...................    70,533,671        1,419,630        2,253,690        69,699,611
  Other Debt Securities ......................     6,964,605          138,995           32,018         7,071,582
                                                ------------      -----------     ------------      ------------
                                                $119,764,964      $ 2,574,429     $  2,288,824      $120,050,569
                                                ============      ===========     ============      ============

       At December 31, 2001 and 2000, the Company had "Unrealized Holding Gains on  Available-For-Sale  Securities"
of $1,889,000 and $497,000, net of applicable deferred income taxes and amortization of deferred acquisition costs.
The change in the Unrealized  Holding Gains (Losses) of $1,392,000,  $1,405,000 and  (3,101,000) for 2001, 2000 and
1999,  respectively  is reported  as other  comprehensive  income in  stockholders'  equity.  During the year ended
December  31,  1999,  the  Company   reclassified  certain  investments  from   Available-For-Sale   securities  to
Held-To-Maturity  securities.  In  connection  with the  reclassification,  $680,592  of  unrealized  gains on such securities are included in Accumulated Other  Comprehensive  Income in Stockholder's  Equity and is being amortized over the remaining life of the securities as an adjustment to yield.

HELD-TO-MATURITY SECURITIES
DECEMBER 31,2001
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies*..............................  $  3,334,716     $    103,450     $         --       $ 3,438,166
  Debt Securities issued by
   States of the U.S..........................    15,520,095          188,193          300,093        15,408,195
  Corporate Debt Securities...................     6,031,559          107,506          397,041         5,742,024
  Other Debt Securities.......................     5,024,805          120,091          500,523         4,644,373
                                                ------------      -----------     ------------      ------------
                                                $ 29,911,175     $    519,240     $  1,197,657      $ 29,232,758
                                                ============      ===========     ============      ============
DECEMBER 31,2000
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies*..............................  $  3,338,536      $    89,495     $         --       $ 3,428,031
  Debt Securities issued by
   States of the U.S..........................    15,550,243           12,091          538,207        15,024,127
  Corporate Debt Securities...................     6,072,164           28,530          543,242         5,557,452
  Other Debt Securities.......................     5,044,159           58,168          460,061         4,642,266
                                                ------------      -----------     ------------      ------------
                                               $  30,005,102       $  188,284     $  1,541,510      $ 28,651,876
                                                ============      ===========     ============      ============

       *These securities are on deposit for various state insurance  departments and are therefore restricted as to sale.

                                    FIRST INVESTORS LIFE INSURANCE COMPANY

                                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

       The amortized cost and estimated  market value of debt  securities at December 31, 2001, by contractual maturity,  are shown below. Expected maturities will differ from contractual  maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       HELD TO MATURITY                AVAILABLE FOR SALE
                                                -------------------------------------------------------------
                                                AMORTIZED        ESTIMATED         AMORTIZED       ESTIMATED
                                                  COST         MARKET VALUE          COST        MARKET VALUE
                                                -------------------------------------------------------------
Due in one year or less....................... $ 2,830,722      $ 2,902,013     $    368,262      $    377,786
Due after one year through five years.........     613,994          646,153       25,354,384        25,861,762
Due after five years through ten years........   1,075,596        1,072,773       60,904,961        62,856,186
Due after ten years...........................  25,390,863       24,611,819       36,659,417        37,020,698
                                              ------------     ------------   ---------------   --------------
                                               $29,911,175      $29,232,758     $123,287,024      $126,116,432
                                               ===========      ===========     ============      ============

      Proceeds from sales of investments in fixed maturities were $49,570,853, $45,793,472 and $47,855,224 in 2001, 2000 and 1999, respectively. Gross gains of
$1,091,886 and gross losses of $2,857,846 were realized on those sales in 2001. Gross gains of $69,541 and gross losses of $2,632,949 were realized on those sales in 2000. Gross gains of $422,254 and gross losses of $1,612,802 were realized on those sales in 1999.

      (d) RECOGNITION OF REVENUE, POLICYHOLDER ACCOUNT BALANCES AND POLICY BENEFITS

           TRADITIONAL ORDINARY LIFE AND HEALTH

                Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.

           UNIVERSAL LIFE AND VARIABLE LIFE

                Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

                Policyholder account balances on universal life consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances. The value of policyholder accounts on variable life are included in separate account liabilities as discussed below.

           ANNUITIES

                Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

      (e) SEPARATE ACCOUNTS. Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts with individual investment objectives. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      (f) COMPREHENSIVE INCOME. For 1998, the Company adopted Statement of Financial Accounting Standards No, 130 ("SFAS 130"), "Reporting Comprehensive Income". SFAS 130 establishes the disclosure requirements for reporting comprehensive income in an entity's financial statements. Total comprehensive income includes net income and unrealized gains and losses on available-for-sale securities. Accumulated other comprehensive income, a component of stockholders' equity, was formerly reported as unrealized gains and losses on available-for-sale securities. There was no impact on previously reported net income from the adoption of SFAS 130.

NOTE 3 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

      The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year. Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed. However, the fair values of liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

NOTE 4 -- RETIREMENT PLANS

      The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The Plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 2001, 2000 and 1999, the Company charged operations approximately $95,000, $86,000 and $74,000 respectively for its portion of the contribution.

      The Company also has a non-qualified deferred compensation arrangement for the benefit of its sales agents. The plan provides for contributions based upon commission on first-year premiums. The plan is unfunded. Vesting of benefits is based upon graduated percentages dependent upon the number of allocations made in accordance with the plan by the Company for each participant. The Company charged to operations pension expenses of approximately $442,000 in 2001, $505,000 in 2000 and $478,000 in 1999. The accrued liability of approximately $4,015,000 in 2001 and $3,750,000 in 2000 was sufficient to cover the value of benefits provided by the plan.

      In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. Contributions to this plan were not material.

NOTE 5 -- COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has agreements with affiliates and non-affiliates as follows:

      (a) The  Company's  maximum  retention  on any one life is  $100,000.  The
Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations that any reinsurance company may be unable to meet. The Company had reinsured approximately 14% of its net life insurance in force at December 31, 2001 and 10% at December 31, 2000 and 1999. The Company also had assumed reinsurance amounting to approximately 23%, 18% and 19% of its net life insurance in force at the respective year ends. None of these transactions had any material effect on the Company's operating results.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      (b) The Company and certain affiliates share office space, data processing facilities and management personnel. Charges for these services are based upon the Company's proportionate share of: space occupied, usage of data processing facilities and time allocated to management. During the years ended December 31, 2001, 2000 and 1999, the Company paid approximately $1,959,000, $1,723,000 and
$1,610,000, respectively, for these services. In addition, the Company reimbursed an affiliate approximately $9,307,000 in 2001, $11,644,000 in 2000,and $10,501,000 in 1999 for commissions relating to the sale of its products.

           The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent. The balance in this account was approximately $385,000 at December 31, 2001 and $379,000 at December 31, 2000.

      (c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

NOTE 6 -- ADJUSTMENTS MADE TO STATUTORY ACCOUNTING PRACTICES

   Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles. The effects of these differences for the years ended December 31, 2001, 2000 and 1999 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

                                                               NET INCOME                       CAPITAL SHARES AND SURPLUS
                                                          YEAR ENDED DECEMBER 31                     AT DECEMBER 31
                                                         -----------------------                --------------------------
                                                    2001         2000         1999          2001            2000           1999
                                              ------------  ------------  ------------  ------------    ------------  ------------
Reported on a statutory basis ............... $  7,163,125  $  8,620,143  $  8,813,513  $ 61,112,480    $ 54,107,766  $ 45,872,816
                                              ------------  ------------  ------------  ------------    ------------  ------------

Adjustments:
   Deferred policy acquisition costs (b) ....     (385,627)    2,016,998     2,828,344    25,459,948      26,231,575    24,607,577
   Future policy benefits (a) ...............    1,186,817    (1,461,925)     (901,121)   (5,436,493)     (6,623,309)   (5,161,385)
   Deferred income taxes ....................      575,000     1,107,000      (203,000)    2,110,000       2,250,000     1,868,000
   Premiums due and deferred (e) ............      (53,742)       49,423       102,955    (1,090,796)     (1,037,054)   (1,086,477)
   Cost of collection and other statutory
      liabilities ...........................       14,222         8,614        (4,228)       48,483          34,261        25,648
   Non-admitted assets ......................         --            --            --         412,652         195,745       236,793
   Asset valuation reserve ..................         --            --            --         906,562       1,453,296     2,065,557
   Interest maintenance reserve .............       90,946       (31,180)     (192,495)         --              --            --
   Gross unrealized holding gains (losses)
      on available-for-sale securities ......         --            --            --       3,510,000       1,017,000    (1,506,000)
   Net realized capital gains (losses) ......     (860,058)   (1,525,826)   (1,190,548)         --              --            --
   Other ....................................      280,873       518,504       405,349          --              --            --
                                              ------------  ------------  ------------  ------------    ------------  ------------
                                                   848,431       681,608       845,256    25,920,356      23,521,514    21,049,713
                                              ------------  ------------  ------------  ------------    ------------  ------------
In accordance with generally accepted
   accounting principles .................... $  8,011,556  $  9,301,751  $  9,658,769  $ 87,032,836    $ 77,629,280  $ 66,922,529
                                              ============  ============  ============  ============    ============  ============

Per share, based on 534,350 shares
   outstanding................................      $14.99        $17.41        $18.08       $162.88         $145.28       $125.24
                                                    ======        ======        ======       =======         =======       =======

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

      (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields. The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

             DISTRIBUTION OF LIABILITIES*                            BASIS OF ASSUMPTIONS
-----------------------------------------------------------------------------------------------------------------
                                       YEARS
      2001                2000       OF ISSUE           INTEREST                MORTALITY TABLE                        WITHDRAWAL
     -------          -----------    --------           --------       ---------------------------------------       --------------
Non-par:
    $1,146,445        $1,256,666   1962-1967             4 1/2%           1955-60 Basic Select plus Ultimate            Linton B
     4,355,685         4,651,899   1968-1988             5 1/2%           1955-60 Basic Select plus Ultimate            Linton B
     1,112,078         1,622,666   1984-1988             7 1/2%           85% of 1965-70 Basic Select                   Modified
                                                                            plus Ultimate                               Linton B
       156,432           145,363   1989-Present          7 1/2%           1975-80 Basic Select plus Ultimate            Linton B
       141,041           114,406   1989-Present          7 1/2%           1975-80 Basic Select plus Ultimate            Actual
        19,825            22,663   1989-Present          8%               1975-80 Basic Select plus Ultimate            Actual
    35,494,377        34,382,993   1985-Present          6%               Accumulation of Funds                         --

Par:
       188,370           221,991   1966-1967             4 1/2%           1955-60 Basic Select plus Ultimate            Linton A
    12,871,033        12,930,390   1968-1988             5 1/2%           1955-60 Basic Select plus Ultimate            Linton A
     1,049,448         1,017,311   1981-1984             7 1/4%           90% of 1965-70 Basic Select
                                                                            plus Ultimate                               Linton B
     4,912,323         4,898,799   1983-1988             9 1/2%           80% of 1965-70 Basic Select
                                                                            plus Ultimate                               Linton B
    22,102,459        20,782,344   1990-Present          8%               66% of 1975-80 Basic Select
                                                                            plus Ultimate                               Linton B
Annuities:
    14,060,836        13,535,975   1976-Present          5 1/2%           Accumulation of Funds                         --

Miscellaneous:
    39,306,944        35,864,564   1962-Present          2 1/2% - 3 1/2%  1958-CSO                                      None

-----------------------
* The above amounts are before deduction of deferred premiums of $733,535 in 2001 and $708,541 in 2000.

       (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred. Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges. Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue. Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits. Amortization of $3,795,790 in 2001, $2,205,441 in 2000 and $969,205 in 1999 was
charged to operations.

       (c) Participating business represented 5.0% and 7.0% of individual life insurance in force at December 31, 2001 and 2000, respectively.

       The  Board  of  Directors   annually  approves  a  dividend  formula  for
calculation of dividends to be distributed to participating policyholders.

       The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis. It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

       (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $51,328,038, $44,323,384 and $36,088,375 at December 31, 2001, 2000 and 1999, respectively.

       (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs. In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

NOTE 7 -- FEDERAL INCOME TAXES

      The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return. The provision for Federal income taxes is determined on a separate company basis.

      Retained earnings at December 31, 2001 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

      Deferred tax liabilities (assets) are comprised of the following:

                                                                              2001                 2000
                                                                       -----------------   -----------------
Policyholder dividend provision........................................ $    (510,078)      $      (494,079)
Non-qualified agents' pension plan reserve.............................    (1,539,800)           (1,456,792)
Deferred policy acquisition costs......................................     3,761,628             3,986,234
Future policy benefits.................................................    (3,084,961)           (3,501,839)
Bond discount..........................................................        99,089                64,198
Unrealized holding gains on Available-For-Sale Securities..............       972,000               257,000
Capital loss carryover.................................................    (1,574,967)             (905,188)
Other..................................................................      (232,911)             (199,534)
                                                                        ----------------   -----------------
                                                                        $  (2,110,000)       $   (2,250,000)
                                                                        ================   =================

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Board of Directors
First Investors Life Insurance Company
New York, New York


      We have audited the statement of assets and liabilities of First Investors Life Variable Annuity Fund D (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940), as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life
Variable Annuity Fund D as of December 31, 2001, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





                                          TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
February 21, 2002

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2001


ASSETS
  Investments at net asset value (Note 3):
    First Investors Life Series Fund............................ $151,674,190
                                                                  -----------

LIABILITIES
  Payable to First Investors Life Insurance Company.............      176,263
  Other Liabilities.............................................    5,922,197
                                                                  -----------
        Total Liabilities.......................................    6,098,460
                                                                  -----------

NET ASSETS...................................................... $145,575,730
                                                                 ============

Net assets represented by Contracts in accumulation period...... $145,575,730
                                                                 ============



See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Income:
    Dividends.......................................................$13,345,405
                                                                    -----------
        Total income................................................ 13,345,405
                                                                    -----------
  Expenses:
    Mortality and expense risks (Note 4)............................  2,062,025
    Administrative Charges (Note 4).................................     68,910
                                                                    -----------

        Total expenses..............................................  2,130,935
                                                                    -----------

NET INVESTMENT INCOME............................................... 11,214,470
                                                                    -----------

UNREALIZED APPRECIATION(DEPRECIATION) ON INVESTMENTS
  Beginning of period...............................................  7,629,437
  End of period.....................................................(28,342,333)
                                                                    ------------

Change in unrealized appreciation (depreciation)
  on investments....................................................(35,971,770)
                                                                    ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............$ (24,757,300)
                                                                  ==============


See notes to financial statements.

                                                 FIRST INVESTORS LIFE
                                                VARIABLE ANNUITY FUND D

                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                YEARS ENDED DECEMBER 31,

                                                                                     2001             2000
                                                                                     ----             ----
Increase in Net Assets
    From Operations
       Net investment income ................................................    $ 11,214,470     $  8,037,772
       Change in unrealized appreciation on investments......................     (35,971,770)     (14,071,021)
                                                                                 -------------    -------------

       Net increase (decrease) in net assets resulting from operations.......     (24,757,300)      (6,033,249)
                                                                                 -------------    -------------

    From Unit Transactions
       Net insurance premiums................................................      27,803,242       44,367,032
       Contract payments.....................................................      (9,314,198)      (7,874,015)
                                                                                 -------------    -------------

       Increase in net assets derived from unit transactions.................      18,489,044       36,493,017
                                                                                 -------------    -------------

          Net increase (decrease) in net assets..............................      (6,268,256)      30,459,768


Net Assets
    Beginning of year........................................................     151,843,986      121,384,218
                                                                                 ------------     -------------
    End of year..............................................................    $145,575,730     $151,843,986
                                                                                 ============     =============


See notes to financial statements.


                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

NOTE 1 -- ORGANIZATION

      First Investors Life Variable Annuity Fund D (Separate Account D), a unit investment trust registered under the Investment Company Act of 1940 (the 1940
Act), is a segregated investment account established by First Investors Life Insurance Company (FIL). Assets of Separate Account D have been used to purchase shares of First Investors Life Series Fund (the Fund), an open-end diversified management investment company registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING PRACTICES

      INVESTMENTS

           Shares of the Fund held by Separate Account D are valued at net asset value per share. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value.

      FEDERAL INCOME TAXES

           Separate Account D is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account D will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account D.

Note 3 -- INVESTMENTS

      Investments consist of the following:

                                                                     Net Asset        Market
                                                         Shares        Value          Value              Cost
                                                         ------      ---------        ------             ----
First Investors Life Series Fund
    Cash Management..................................   3,859,193   $    1.00     $   3,859,193   $   3,859,193
    High Yield.......................................     582,612        8.13         4,734,026       6,406,799
    Growth...........................................   1,281,083       30.71        39,344,273      44,844,035
    Discovery........................................     684,522       21.43        14,670,658      19,359,237
    Blue Chip........................................   1,750,415       20.44        35,775,028      45,612,844
    International Securities.........................     774,310       15.41        11,933,556      15,542,311
    Focused Equity...................................     232,744        8.66         2,015,500       2,313,052
    Government.......................................     357,432       10.45         3,733,805       3,620,625
    Investment Grade.................................     517,627       11.36         5,879,807       5,836,346
    Utilities Income.................................   1,143,414       12.71        14,527,195      18,133,285
    Target Maturity 2007.............................     583,079       13.43         7,828,020       7,419,820
    Target Maturity 2010...........................       386,854       13.59         5,258,796       4,999,635
    Target Maturity 2015...........................       182,682       11.57         2,114,333       2,069,341
                                                                                   ------------    ------------
                                                                                   $151,674,190    $180,016,523
                                                                                   ============    ============


      The High Yield Series' investments in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities.

NOTE 4 -- MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

      In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D. An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted. The total of these deductions in 2001 was $2,062,025.

      An annual contract maintenance charge of $30 is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier. The deduction for the year ended December 31, 2001 was $68,910.

      The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge ("CDSC") of 0% to 7% of the value of the Accumulation Units surrendered.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                            PART C: OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
--------    ---------------------------------

      (a)   Financial Statements:


            The financial statements for the period ending December 31, 2001 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund D are included in Part B of this Registration Statement.


      (b)   Exhibits:

            1. Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account D. /1/

            2.    Not applicable.

            3.    Distribution Contracts:

                  a. Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation. /1/

                  b. Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers. /1/

            4.    Variable Annuity Contracts:

                  a. Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company for participation in Separate Account D. /2/

                  b. Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for full refund of premium payment and extension of ten-day revocation period if Contract replaces another annuity contract. /2/

                  c. Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for full refund of premium payment and containing an endorsement pertaining to minimum rate of return following death of Annuitant. /2/

                  d. Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for a full refund of premium payment upon request for cancellation of Contract prior to delivery of Contract. /2/

            5. Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/

            6.    a.    (1) Declaration of Intention and Charter of First
                            Investors Life Insurance Company. /1/

                        (2) Certificate of Amendment. /1/

                        (3) Certificate of Amendment. /1/

                        (4) Certificate of Amendment. /1/

                        (5) Certificate of Amendment. /1/

                  b.    By-laws of First Investors Life Insurance Company. /1/

            7.    Not applicable.

            8.    Not applicable.

            9. Opinion and Consent of Tammie Lee, Esq., special counsel to First Investors Life Insurance Company. /2/

            10.   a. Consent of Independent Public Accountants (Filed herewith.)


                  b. Powers of Attorney for Ms. Head and Messrs. Head, Gaebler,
                     Baris, Hodes, Dallas, Reams, Schaenen and Sullivan. /1/

                  c. Powers of Attorney for Ms. Kruzan and Messrs. Lyons and
                     Wagner. (Filed herewith)


            11.   Not applicable.

            12.   Not applicable.

            13. Performance Calculations. (See "Calculation of Performance Data" as set forth in Part B of this Registration Statement)


------------------------------------
   /1/ Previously filed on May 1, 1997 in the initial filing of this Registration Statement.
   /2/ Previously filed on July 8, 1997 in Pre-Effective Amendment No. 1 to this Registration Statement.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR
-------     ---------------------------------------

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005):

                                       POSITION AND OFFICE
NAME AND PRINCIPAL                     WITH FIRST INVESTORS
BUSINESS ADDRESS                       LIFE INSURANCE COMPANY
--------------------                   ----------------------

Lawrence M. Falcon                     Senior Vice President and Comptroller

Richard H. Gaebler                     Director

Jay G. Baris                           Director
Kramer Levin Naftalis & Frankel
919 Third Avenue
New York, NY  10022

William H. Drinkwater                  President and Director

Scott Hodes                            Director
Ross & Hardies
150 North Michigan Avenue
Chicago, Il 60601

Glenn O. Head                          Chairman and Director

Glenn T. Dallas                        Director
21 Eagle Nest Road
Morristown, NJ 07960

Carol Lerner Brown                     Secretary

Jackson Ream                           Director
Nations Bank of Texas
P.O. Box 225961
Dallas, TX  75265

Nelson Schaenen Jr.                    Director
Weiss, Peck & Greer
One New York Plaza
New York, NY  10004


Jane W. Kruzan                         Director

                                       POSITION AND OFFICE
NAME AND PRINCIPAL                     WITH FIRST INVESTORS
BUSINESS ADDRESS                       LIFE INSURANCE COMPANY
--------------------                   ----------------------

John T. Sullivan                       Director


Jeremiah J. Lyons                      Director


Kathryn S. Head                        Director
581 Main Street
Woodbridge, NJ  07095

Ada M. Suchow                          Vice President and Assistant Secretary

William M. Lipkus                      Vice   President   and  Chief   Financial
581 Main Street                        Officer
Woodbridge, NJ 07095

Martin A. Smith                        Vice President


James E. Berg                          Vice President


Clark D. Wagner                        Director

Karen T. Slattery                      Assistant Vice President


Leanne Russo                           Assistant Vice President

Joseph Rao                             Chief Actuary


ITEM 26.    PERSONS  CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
-------     ------------------------------------------------------------------
            OR REGISTRANT
            -------------

      There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance
Company:

      ROUTE 33 REALTY CORPORATION (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.


      FIRST INVESTORS CONSOLIDATED  CORPORATION (FICC) (Delaware).  Ownership:
      Glenn O. Head is the controlling  person of the voting stock;  Principal
      Business:  Holding  Company;  Parent of First  Investors  Life Insurance
      Company.

      ADMINISTRATIVE DATA MANAGEMENT CORP. (New York).  Ownership:  100% owned
      by  FICC;  Principal  Business:   Transfer  Agent;  Affiliate  of  First
      Investors Life Insurance Company.

      EXECUTIVE INVESTORS  MANAGEMENT  COMPANY,  INC.  (Delaware).  Ownership:
      100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS ASSET MANAGEMENT COMPANY,  INC.  (Delaware).  Ownership:
      100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS LEVERAGE CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.


      FIRST INVESTORS MANAGEMENT COMPANY, INC. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.


      FIRST INVESTORS REALTY COMPANY, INC. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS RESOURCES, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Commodity Pool Operator; Affiliate of First Investors Life Insurance Company.

      EXECUTIVE INVESTORS CORPORATION. (Delaware). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.


      FIRST INVESTORS FEDERAL SAVINGS BANK,  S.L.A.  (New Jersey).  Ownership:
      100%  owned by  FICC,  except  Directors  Qualifying  Shares;  Principal
      Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS CREDIT CORPORATION (New Jersey).  Ownership: 100% owned by
      First  Investors  Federal  Savings  Bank,  S.L.A.;   Principal   Business:
      Inactive; Affiliate of First Investors Life Insurance Company.


      N.A.K. REALTY CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

      REAL PROPERTY DEVELOPMENT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

      FIRST  INVESTORS  CREDIT  FUNDING  CORPORATION  (New  York).  Ownership:
      100%  owned  by  FICC;  Principal  Business:   Sells  commercial  paper;
      Affiliate of First Investors Life Insurance Company.

      SCHOOL  FINANCIAL  MANAGEMENT  SERVICES,  INC. (Ohio).  Ownership:  100%
      owned  by  FICC;   Principal   Business:   Tuition  assistance  program;
      Affiliate of First Investors Life Insurance Company.


ITEM 27.    NUMBER OF CONTRACTOWNERS
--------    ------------------------


      As of March 8, 2002, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund D was 2,561.



ITEM 28.    INDEMNIFICATION
--------    ---------------

      ARTICLE XIV OF THE BY-LAWS OF FIRST INVESTORS LIFE INSURANCE COMPANY PROVIDES AS FOLLOWS:

      "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

      REFERENCE IS HEREBY MADE TO THE NEW YORK BUSINESS CORPORATION LAW, SECTIONS 721 THROUGH 726.

      The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

      A directors and officers liability policy in the amount of $3,000,000 covering First Investors Life's directors and officers has been issued by the Great American Insurance Companies.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund D pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund D has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund D of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life Variable Annuity Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.    PRINCIPAL UNDERWRITERS
--------    ----------------------

      (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

            Executive Investors Trust
            First Investors Cash Management Fund, Inc.
            First Investors Fund For Income, Inc.
            First Investors Global Fund, Inc.
            First Investors Government Fund, Inc.


            First Investors Insured Tax Exempt Fund, Inc.
            First Investors Multi-State Insured Tax Free Fund
            First Investors New York Insured Tax Free Fund, Inc.
            First Investors Series Fund
            First Investors Series Fund II, Inc.
            First Investors Tax-Exempt Money Market Fund, Inc.
            First Investors U.S. Government Plus Fund
            First Investors Life Variable Annuity Fund C
            First Investors Life Variable Annuity Fund D
            First Investors Life Level Premium Variable Life Insurance (Separate Account B)

            First Investors Corporation is Sponsor of:

            First Investors Single Payment and Periodic Payment Plans I for Investment in First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans II for Investment in First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc.

            First Investors Periodic Payment Plans for Investment in First Investors High Yield Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc.

      (b) The following persons are the officers and directors of First Investors Corporation (unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005):


                                         POSITION AND
     NAME AND PRINCIPAL                  OFFICE WITH FIRST
     BUSINESS ADDRESS                    INVESTORS CORPORATION
     --------------------                ---------------------

     Glenn O. Head                       Chairman of the Board and Director


     Kathryn S. Head*                    Vice President and Director


     Lawrence A. Fauci                   Director


     Jeremiah J. Lyons**                 Director

     John T. Sullivan                    Director

     Jane W. Kruzan***                   Director

     Marvin M. Hecker                    Executive Vice President


     Larry R. Lavoie                     Secretary and General Counsel

                                         POSITION AND
     NAME AND PRINCIPAL                  OFFICE WITH FIRST
     BUSINESS ADDRESS                    INVESTORS CORPORATION
     --------------------                ---------------------

     Frederick Miller*                   Senior Vice President

     Robert Flanagan                     President

     William M. Lipkus*                  Chief Financial Officer and Treasurer

     Anne Condon*                        Vice President

     Elizabeth Reilly*                   Vice President

     Matthew Smith*                      Vice President

     Philip Adriani, Jr.                 Associate Vice President

     Concetta Durso                      Assistant Vice President and Assistant
                                         Secretary

     Randy Pagan*                        Assistant Vice President

     Mark Segal*                         Assistant Vice President

     Carol Lerner Brown                  Assistant Secretary

------------------------
* This person's principal business address is 581 Main Street, Woodbridge, NJ 07095.

** This person's principal business address is 56 Weston Avenue, Chatham, NJ 07928.

*** This person's principal business address is 232 Adair Street, Decatur, GA 30030.

       (c)  Not Applicable.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS
--------    --------------------------------

      All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, are located at the offices of First Investors, 95 Wall Street, New York, New York.


ITEM 31.    MANAGEMENT SERVICES
--------    -------------------

      Not applicable.

ITEM 32.    UNDERTAKINGS
--------    ------------

Registrant hereby makes the following undertakings:

(a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) An undertaking to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Representation Regarding Reasonableness Aggregate Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) the Investment Company Act of 1940

            First Investors Life Insurance Company ("First Investors Life") represents that the fees and charges deducted under the Contracts that are identified as Contract Form VAC (CDSC) and described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases it representation on its assessment of all of the facts and circumstances, including such relevant factors, as the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 10th day of April 2002.


                           FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                           (Registrant)

                              BY: FIRST INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)
                                   (On behalf of the Registrant and itself)


                               By  /s/ William H. Drinkwater
                                   -------------------------
                                    William H. Drinkwater
                                    President

      As required by the 1933 Act, this Amendment to Registrant's Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:

      SIGNATURE                     TITLE                   DATE
      ---------                     -----                   ----

/s/ William H. Drinkwater     President and Director        April 10, 2002
-------------------------
William H. Drinkwater

/s/ William M. Lipkus         Vice President and            April 10, 2002
-------------------------     Chief Financial Officer
William M. Lipkus

/s/ Glenn O. Head             Chairman and Director         April 10, 2002
-------------------------
Glenn O. Head

/s/ Richard H. Gaebler*       Director                      April 10, 2002
-------------------------
Richard H. Gaebler

/s/ Jay G. Baris*             Director                      April 10, 2002
-------------------------
Jay G. Baris

/s/ Scott Hodes*              Director                      April 10, 2002
-------------------------
Scott Hodes

/s/ Glenn T. Dallas*          Director                      April 10, 2002
-------------------------
Glenn T. Dallas

/s/ Jackson Ream*             Director                      April 10, 2002
-------------------------
Jackson Ream

/s/ Nelson Schaenen Jr.*      Director                      April 10, 2002
--------------------------
Nelson Schaenen Jr.

/s/ Jane W. Kruzan*           Director                      April 10, 2002
-------------------------
Jane W. Kruzan

/s/ John T. Sullivan*         Director                      April 10, 2002
-------------------------
John T. Sullivan

/s/ Jeremiah J. Lyons*        Director                      April 10, 2002
-------------------------
Jeremiah J. Lyons

/s/ Kathryn S. Head*          Director                      April 10, 2002
-------------------------
Kathryn S. Head

/s/ Clark D. Wagner           Director                      April 10, 2002
-------------------------
Clark D. Wagner



*  By:      /s/ Glenn O. Head
            ------------------------
            Glenn O. Head
            (Attorney-in-Fact)

                                INDEX TO EXHIBITS



EXHIBIT
NUMBER                        DESCRIPTION
------                        -----------

10(a)                         Consent of Independent Public Accountants

10(c)                         Powers of Attorney